SPARTAN(REGISTERED TRADEMARK)

(REGISTERED TRADEMARK)

NEW YORK MUNICIPAL
FUNDS
AND
FIDELITY
NEW YORK MUNICIPAL
MONEY MARKET FUND
SEMIANNUAL REPORT
JULY 31, 1998
CONTENTS



PRESIDENT'S MESSAGE                            3    NED JOHNSON ON INVESTING STRATEGIES

SPARTAN NEW YORK MUNICIPAL INCOME FUND

                                               4    PERFORMANCE

                                               7    FUND TALK: THE MANAGER'S OVERVIEW

                                               10   INVESTMENT CHANGES

                                               11   INVESTMENTS

                                               23   FINANCIAL STATEMENTS

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

                                               27   PERFORMANCE

                                               29   FUND TALK: THE MANAGER'S OVERVIEW

                                               31   INVESTMENT CHANGES

                                               32   INVESTMENTS

                                               42   FINANCIAL STATEMENTS

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

                                               46   PERFORMANCE

                                               48   FUND TALK: THE MANAGER'S OVERVIEW

                                               50   INVESTMENT CHANGES

                                               51   INVESTMENTS

                                               61   FINANCIAL STATEMENTS

NOTES                                          65   NOTES TO THE FINANCIAL STATEMENTS




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
So far, 1998 has been a year of considerable volatility in the U.S. stock and bond markets. In the first quarter, the U.S. stock market soared as inflation and interest rates remained stable, while the economy maintained strong growth. By summer, however, investors began to exercise caution relative to the troublesome Asian economic climate and reports of concerns about corporate earnings domestically. Market volatility and low interest rates were also the main stories in the bond market, with many investors moving assets to highly rated U.S. Treasuries.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
SPARTAN NEW YORK MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998             PAST 6  PAST 1  PAST 5  PAST 10
                                        MONTHS  YEAR    YEARS   YEARS

SPARTAN NY MUNICIPAL INCOME             1.47%   5.60%   34.75%  116.80%

LB NEW YORK 4 PLUS YEAR MUNICIPAL BOND  2.17%   6.57%   39.86%  N/A

NEW YORK MUNICIPAL DEBT FUNDS AVERAGE   1.54%   5.31%   30.66%  111.58%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how the fund's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 96 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                  PAST 1  PAST 5  PAST 10
                                             YEAR    YEARS   YEARS

SPARTAN NY MUNICIPAL INCOME                  5.60%   6.15%   8.05%

LB NEW YORK 4 PLUS YEAR MUNICIPAL BOND       6.57%   6.94%   N/A

NEW YORK MUNICIPAL DEBT FUNDS AVERAGE        5.31%   5.47%   7.75%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Spartan NY Muni Income      LB Municipal Bond
             00071                       LB015
  1988/07/31      10000.00                    10000.00
  1988/08/31      10031.00                    10008.80
  1988/09/30      10240.70                    10189.96
  1988/10/31      10480.23                    10369.30
  1988/11/30      10369.01                    10274.32
  1988/12/31      10529.44                    10379.43
  1989/01/31      10654.95                    10594.07
  1989/02/28      10570.45                    10473.19
  1989/03/31      10550.41                    10448.16
  1989/04/30      10863.29                    10696.20
  1989/05/31      11056.20                    10918.36
  1989/06/30      11212.39                    11066.63
  1989/07/31      11313.07                    11217.25
  1989/08/31      11253.16                    11107.43
  1989/09/30      11205.25                    11074.33
  1989/10/31      11267.68                    11209.77
  1989/11/30      11429.63                    11405.94
  1989/12/31      11506.78                    11499.24
  1990/01/31      11443.07                    11444.85
  1990/02/28      11518.61                    11546.71
  1990/03/31      11488.87                    11550.18
  1990/04/30      11365.30                    11466.55
  1990/05/31      11621.10                    11716.87
  1990/06/30      11776.77                    11819.86
  1990/07/31      11973.79                    11993.61
  1990/08/31      11776.46                    11819.46
  1990/09/30      11774.42                    11826.20
  1990/10/31      11843.79                    12040.73
  1990/11/30      12055.38                    12282.87
  1990/12/31      12092.69                    12336.30
  1991/01/31      12256.75                    12501.85
  1991/02/28      12334.37                    12610.62
  1991/03/31      12392.90                    12615.16
  1991/04/30      12569.00                    12782.94
  1991/05/31      12659.30                    12896.58
  1991/06/30      12696.44                    12883.81
  1991/07/31      12895.66                    13040.74
  1991/08/31      13053.39                    13212.48
  1991/09/30      13277.65                    13384.51
  1991/10/31      13413.97                    13504.97
  1991/11/30      13472.74                    13542.65
  1991/12/31      13711.00                    13833.27
  1992/01/31      13592.37                    13864.81
  1992/02/29      13650.50                    13869.25
  1992/03/31      13670.16                    13874.38
  1992/04/30      13800.73                    13997.86
  1992/05/31      14012.89                    14162.62
  1992/06/30      14290.92                    14400.27
  1992/07/31      14734.79                    14831.99
  1992/08/31      14544.74                    14687.38
  1992/09/30      14631.15                    14783.43
  1992/10/31      14403.33                    14638.11
  1992/11/30      14735.81                    14900.28
  1992/12/31      14941.99                    15052.41
  1993/01/31      15125.65                    15227.47
  1993/02/28      15717.00                    15778.25
  1993/03/31      15548.87                    15611.47
  1993/04/30      15706.00                    15768.99
  1993/05/31      15805.89                    15857.61
  1993/06/30      16074.09                    16122.28
  1993/07/31      16088.55                    16143.40
  1993/08/31      16458.26                    16479.50
  1993/09/30      16629.61                    16667.20
  1993/10/31      16642.75                    16699.37
  1993/11/30      16465.71                    16552.25
  1993/12/31      16868.80                    16901.67
  1994/01/31      17047.20                    17094.69
  1994/02/28      16540.68                    16651.93
  1994/03/31      15692.69                    15973.87
  1994/04/30      15820.21                    16109.32
  1994/05/31      15991.54                    16248.99
  1994/06/30      15796.21                    16149.71
  1994/07/31      16129.73                    16445.74
  1994/08/31      16192.65                    16502.64
  1994/09/30      15870.19                    16260.38
  1994/10/31      15494.17                    15971.59
  1994/11/30      15018.42                    15682.83
  1994/12/31      15516.86                    16028.01
  1995/01/31      16061.92                    16486.09
  1995/02/28      16612.90                    16965.50
  1995/03/31      16803.68                    17160.44
  1995/04/30      16836.56                    17180.69
  1995/05/31      17444.79                    17728.92
  1995/06/30      17231.73                    17574.68
  1995/07/31      17335.81                    17741.29
  1995/08/31      17586.60                    17966.25
  1995/09/30      17677.87                    18079.97
  1995/10/31      18006.40                    18342.86
  1995/11/30      18346.05                    18647.16
  1995/12/31      18553.65                    18826.36
  1996/01/31      18678.14                    18968.50
  1996/02/29      18484.45                    18840.47
  1996/03/31      18208.59                    18599.68
  1996/04/30      18151.50                    18547.05
  1996/05/31      18142.25                    18539.63
  1996/06/30      18371.64                    18741.52
  1996/07/31      18529.43                    18912.07
  1996/08/31      18473.05                    18907.53
  1996/09/30      18781.74                    19172.24
  1996/10/31      19018.56                    19389.08
  1996/11/30      19377.78                    19743.90
  1996/12/31      19258.12                    19660.97
  1997/01/31      19279.78                    19698.13
  1997/02/28      19480.61                    19878.96
  1997/03/31      19172.32                    19613.97
  1997/04/30      19349.60                    19778.14
  1997/05/31      19689.84                    20075.61
  1997/06/30      19900.27                    20289.41
  1997/07/31      20529.74                    20851.43
  1997/08/31      20276.01                    20656.05
  1997/09/30      20503.16                    20901.24
  1997/10/31      20652.97                    21035.63
  1997/11/30      20766.77                    21159.32
  1997/12/31      21130.63                    21468.04
  1998/01/31      21365.22                    21689.59
  1998/02/28      21327.44                    21696.09
  1998/03/31      21340.88                    21715.19
  1998/04/30      21157.72                    21617.25
  1998/05/31      21577.50                    21959.45
  1998/06/30      21643.39                    22045.97
  1998/07/31      21679.61                    22266.21
IMATRL PRASUN   SHR__CHT 19980731 19980825 110937 R00000000000123
Spartan NY Municipal Income LB Municipal Bond
$22,101
$21,680
$
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan New York Municipal Income Fund on July 31, 1988. As the chart shows, by July 31, 1998, the value of the investment would have grown to $21,680 - a 116.80% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,101 - a 121.01% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
             SIX MONTHS    YEARS ENDED JANUARY 31,
                  ENDED
               JULY 31,

                  1998    1998    1997    1996    1995     1994

DIVIDEND RETURNS  2.36%   5.36%   5.20%   5.93%   5.27%    5.78%

CAPITAL RETURNS   -0.89%   5.46%  -1.98%  10.36%  -11.05%   6.92%

TOTAL RETURNS     1.47%   10.82%  3.22%   16.29%  -5.78%   12.70%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1998             PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     5.15(CENTS)  30.14(CENTS)  61.17(CENTS)

ANNUALIZED DIVIDEND RATE                4.74%        4.75%         4.80%

30-DAY ANNUALIZED YIELD                 4.33%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  7.62%        -             -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.80 over the past one month, $12.80 over the past six months and $12.75 over the past one year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.21% combined effective 1998 federal, state and New York City tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.
SPARTAN NEW YORK MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With the supply of municipal bonds
growing to near-record levels,
fluctuating consumer demand and
continued turmoil in the Asian
markets, the municipal bond market
experienced varying shifts in
performance during the six-month
period that ended July 31, 1998.
During this period, the Lehman
Brothers Municipal Bond Index -
a measure of the municipal bond
market - returned 1.90%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a
measure of the investment-grade
taxable bond market in the U.S. -
returned 2.83%. Municipals lagged
taxable issue bonds throughout
this six-month period. In early
1998, lower interest rates proved
enticing to municipal bond issuers
seeking to refinance their debt at
lower rates. However, the increased
refinancing activity also caused an
increased supply of municipal
bonds. Coupled with weakened
demand, muni bond performance
suffered accordingly. Extremely
heavy municipal bond issuance
continued throughout the early
spring as many issuers rushed to
the market to capitalize on the
opportunity to refinance their older,
more expensive debt. Then, in May,
the largest deal in municipal history
took place - a $3.5 billion issuance
by the Long Island Power Authority.
This heavy supply, combined with
lower demand, continued to put
downward pressure on municipal
bonds throughout the remainder of
the period.
An interview with Norm Lind, Portfolio Manager of Spartan New York Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the six-month period that ended July 31, 1998, the fund had a total return of 1.47%. To get a sense of how the fund did relative to its competitors, the New York municipal debt funds average returned 1.54% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 2.17%. For the 12-month period that ended July 31, 1998, the fund returned 5.60%. That compared to the 5.31% return of the New York municipal debt funds average and the 6.57% return of the Lehman Brothers New York 4 Plus Year Municipal Bond Index over the same one-year period.
Q. A CLOSER LOOK AT THOSE RESULTS INDICATES THAT THE NEW YORK MUNICIPAL MARKET HASN'T DONE AS WELL OVER THE PAST SIX MONTHS AS IT DID IN THE PREVIOUS SIX. WHAT EXPLAINS THE RECENT DIMINISHED PERFORMANCE?
A. A flood of new tax-exempt issues curtailed the New York municipal market's returns over the past six months. While investors fleeing Asian markets snapped up U.S. Treasuries and sent their prices higher, record municipal bond issuance - at both the local and national level
- prevented a similar muni market rally during the past six months. The New York market in particular saw a number of large, high-profile deals during the first half of 1998. The New York Power Authority, for example, sold about $1.4 billion in both tax-exempt and taxable bonds in a restructuring program aimed at lowering its debt service costs. New York State issuers also were quite busy, selling about $20 billion in long-term debt in the first six months of the year, up more than 50% from the same period a year ago. But the biggest municipal deal in the national municipal market's history took place in May when Long Island Power Authority sold $3.5 billion in municipal bonds to finance its takeover of the Long Island Lighting Company. Demand for New York municipals, while firm, failed to keep up with supply and bond prices languished as a result.
Q. WHICH SECURITIES PERFORMED WELL AGAINST THIS BACKDROP?
A. Bonds that were in short supply - including those rated Baa - were strong performers. As more and more municipal issuers obtained municipal bond insurance and a Aaa-rating for their bonds, and many more received a credit upgrade, the supply of lower-rated, investment-grade bonds contracted considerably. Because interest rates fell, investors increasingly sought out these lower-rated, investment-grade bonds because they offered a yield advantage over higher-quality bonds. Given the strong demand for them and their relatively limited availability, Baa-rated bonds generally outpaced higher-quality bonds. In addition, some of the fund's state-appropriated holdings enjoyed good performance when they received a credit upgrade to A from Baa during the period.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Yes, there were. When the New York Power Authority refunded - or redeemed - all of its outstanding debt, its bonds rallied. While the fund benefited from that refunding, its stake in New York Power Authority bonds was relatively light.
Q. WHAT'S AHEAD FOR THE NEW YORK MUNICIPAL MARKET AND THE FUND?
A. I don't see the supply of New York municipal bonds tapering off significantly over the near term. Another factor that bears close watching is the stock market. A significant and prolonged stock market correction could impact the New York municipal market in two, perhaps contradictory, ways. First, it may prompt further demand for municipals as investors look to the fixed-income markets as shelter from falling stock prices. Second, it could negatively affect the credit quality of New York issuers, particularly New York City. The bull market in stocks translated into the City's substantially improved economic and fiscal health. It remains to be seen if a bear market will prompt a serious reversal of the City's fortunes. As far as the fund is concerned, I'll continue to emphasize bonds that I think offer good value given their yields and their risk.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON THE LEHMAN
BROTHERS NEW YORK 4 PLUS YEAR
MUNICIPAL BOND INDEX AND ITS ROLE
IN MANAGING THE FUND:
"The Lehman Brothers New York
4 Plus Year Municipal Bond Index
serves as a representation of the
overall market in which the fund
invests. The index includes most of
the universe of New York municipal
bonds with maturities over four
years. I manage the fund to have
similar overall interest-rate risk to
its benchmark index, but beyond
that, the fund can vary significantly
from the index. With respect to
sector, issuer and structural
composition, the fund's holdings
reflect my research conclusions on
the relative value of bonds.
"One area where I've identified value
recently is bonds with maturities of
between 17 and 25 years. As a reminder,
the longer a bond's maturity, the more
its price generally falls when interest
rates rise and vice versa. The longer
a bond's maturity, the more
`interest-rate risk' it has and the
more yield an investor demands for
assuming that risk. However, the
yield advantage offered by very
long-maturity bonds of more than 25
years continued to diminish to a
historically small differential over
the past year. In response, I
emphasized 17-25 year bonds
because they offered about 90% of
the yield of longer maturities, but
with much less interest-rate risk."
FUND FACTS
GOAL: high current income free
from federal, state and New
York City income taxes by
investing primarily in
longer-term, investment-grade
New York municipal securities
FUND NUMBER: 071
TRADING SYMBOL: FTFMX
START DATE: July 10, 1984
SIZE: as of July 31, 1998,
more than $1.1 billion
MANAGER: Norm Lind, since
1993; manager, various Fidelity
and Spartan municipal income
funds; joined Fidelity in 1986
(checkmark)
SPARTAN NEW YORK MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JULY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  37.1          37.7

SPECIAL TAX         13.7          11.2

TRANSPORTATION      11.9          16.5

EDUCATION           8.0           5.4

WATER & SEWER       7.1           8.6

AVERAGE YEARS TO MATURITY AS OF JULY 31, 1998
             6 MONTHS AGO

YEARS  14.6  13.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JULY 31, 1998
            6 MONTHS AGO

YEARS  7.5  7.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JULY 31, 1998      AS OF JANUARY 31, 1998
AAA        39.6%
AA, A      40.8%
BAA        17.7%
NON-RATED   0.6%
SHORT-TERM
INVESTMENTS 1.3%
AAA         40.8%
AA, A       29.9%
BAA         22.7%
NON-RATED   1.0%
SHORT-TERM
INVESTMENTS 5.6%
ROW: 1, COL: 1, VALUE: 38.6
ROW: 1, COL: 2, VALUE: 39.8
ROW: 1, COL: 3, VALUE: 17.7
ROW: 1, COL: 4, VALUE: 1.6
ROW: 1, COL: 5, VALUE: 2.3
ROW: 1, COL: 1, VALUE: 39.8
ROW: 1, COL: 2, VALUE: 29.9
ROW: 1, COL: 3, VALUE: 22.7
ROW: 1, COL: 4, VALUE: 2.0
ROW: 1, COL: 5, VALUE: 5.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN NEW YORK MUNICIPAL INCOME FUND

INVESTMENTS JULY 31, 1998 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS


MUNICIPAL BONDS - 98.7%
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK - 95.1%
Albany County Gen. Oblig. Unltd. Tax
5.85% 6/1/13 (FGIC Insured)  Aaa $ 1,275,000 $ 1,370,753
Buffalo Swr. Auth. Rev. Rfdg. Series G,
5% 7/1/12 (FGIC Insured)  Aaa  2,700,000  2,704,644
Canandaigua City School Dist. Rfdg.
5.25% 6/1/07 (AMBAC Insured)  Aaa  515,000  544,499
Cherry Valley Springfield Central School Dist.
Unltd. Tax:
  7.80% 5/1/14 (MBIA Insured)  Aaa  435,000  569,411
  7.80% 5/1/15 (MBIA Insured)  Aaa  435,000  572,012
  7.80% 5/1/16 (MBIA Insured)  Aaa  435,000  574,100
  7.80% 5/1/17 (MBIA Insured)  Aaa  435,000  576,971
  7.80% 5/1/18 (MBIA Insured)  Aaa  434,000  578,795
Erie County Gen. Oblig. Series A:
 6% 2/1/04 (FGIC Insured)  Aaa  1,100,000  1,192,532
 6% 2/1/05 (FGIC Insured)  Aaa  1,000,000  1,094,700
 6% 2/1/06 (FGIC Insured)  Aaa  1,030,000  1,133,567
Erie County Wtr. Auth. Impt. & Extension Rev.
3rd Series, 6.10% 12/1/04
(Escrowed to Maturity) (c)  AA  2,000,000  2,145,560
Erie County Wtr. Auth. Wtr. Rev. Rfdg.
(Cap. Appreciation) (Fourth Resolution)
0% 12/1/17 (AMBAC Insured)  Aaa  1,210,000  302,815
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
 5.75% 12/1/24  Baa1  20,500,000  21,471,290
 5.50% 12/1/29  Baa1  16,335,000  16,640,301
Metropolitan Trans. Auth. Dedicated Tax Fund
Series A, 5.25% 4/1/26 (MBIA Insured)  Aaa  3,000,000  3,010,620
Metropolitan Trans. Auth. Svc. Contract:
 (Commuter Facs.):
  Rfdg. Series R, 5.40% 7/1/10  Baa1  2,960,000  3,077,601
  Series E, 5.50% 7/1/09 (AMBAC Insured)  Aaa  2,705,000  2,887,588
  Series 3, 7.375% 7/1/08  Baa1  5,400,000  6,252,282
 (Trans. Facs.):
  Rfdg.:
   (Cap. Appreciation):
    Series N, 0% 7/1/11 (FGIC Insured)  Aaa  5,980,000  3,194,157
    Series 7, 0% 7/1/10  Baa1  9,500,000  5,271,075
   Series K, 6.30% 7/1/06 (MBIA Insured)  Aaa  10,150,000  11,383,936
   Series R, 5.30% 7/1/09  Baa1  4,000,000  4,132,120
   Series 5, 6.90% 7/1/05  Baa1  4,100,000  4,426,524
   Series 7, 5.45% 7/1/07  Baa1  4,930,000  5,157,224
  Series A:
   6% 7/1/16 (FSA Insured)  Aaa  9,090,000  9,907,373
   6.10% 7/1/21 (FSA Insured)
  (Pre-Refunded to 7/1/06 @ 102) (c)  Aaa  8,990,000  10,160,408
   5.75% 7/1/21 (MBIA Insured)  Aaa  10,000,000  10,551,200
  Series 3, 7.375% 7/1/08  Baa1  1,830,000  2,118,829
MUNICIPAL BONDS - CONTINUED
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK - CONTINUED
Monroe County Gen. Oblig.:
 6% 6/1/04  Aa2 $ 1,510,000 $ 1,648,724
 6% 6/1/05  Aa2  2,155,000  2,373,452
Monroe County Pub. Impt.:
 7% 6/1/03 (FGIC Insured)  Aaa  1,000,000  1,120,210
 6.10% 3/1/04 (MBIA Insured)  Aaa  870,000  924,627
 6.50% 6/1/04 (Escrowed to Maturity) (c)  Aa2  2,245,000  2,515,208
 6.50% 6/1/04  Aa2  65,000  72,468
 7% 6/1/04 (FGIC Insured)  Aaa  2,150,000  2,444,507
 6.50% 6/1/05 (Escrowed to Maturity) (c)  Aa2  3,335,000  3,785,659
 6.50% 6/1/05  Aa2  115,000  129,813
 6.50% 6/1/06 (Escrowed to Maturity) (c)  Aa2  3,625,000  4,136,778
 6.50% 6/1/06  Aa2  120,000  136,516
 6.50% 06/1/07 (AMBAC Insured)  Aaa  50,000  57,605
 6.50% 06/1/07 (AMBAC Insured)
 (Escrowed to Maturity) (c)  Aaa  950,000  1,094,486
Monroe Woodbury Central School Dist.:
 5.625% 5/15/22 (MBIA Insured)  Aaa  1,245,000  1,300,975
 5.625% 5/15/24 (MBIA Insured)  Aaa  2,645,000  2,761,830
Nassau County Rfdg. (Combined Swr. Dist.)
Series F, 5.30% 7/1/07 (MBIA Insured)  Aaa  350,000  370,167
Nassau County Gen. Impt.:
 Rfdg. Series A, 6.50% 5/1/07 (FGIC Insured)  Aaa  4,000,000
4,570,520
 Series R, 5.125% 11/1/05 (FGIC Insured)  Aaa  2,565,000  2,685,555
 Series T, 5.20% 9/1/11 (FGIC Insured)  Aaa  2,695,000  2,763,803
Nassau County Gen. Oblig.:
 Rfdg. Series A, 6% 7/1/09 (FGIC Insured)  Aaa  3,320,000  3,692,670
 Series P, 6.30% 11/1/03 (FGIC Insured)  Aaa  1,000,000  1,096,990
 Series U:
  5.25% 11/1/11 (AMBAC Insured)  Aaa  1,500,000  1,544,745
  5.25% 11/1/15 (AMBAC Insured)  Aaa  2,150,000  2,174,317
New York City Edl. Construction Fund Rev. Series A,
6.25% 10/1/03 (MBIA Insured)  Aaa  1,895,000  2,065,398
New York City Gen. Oblig.:
 Rfdg.:
  Series A:
   7% 8/1/03  A3  2,000,000  2,230,040
   6.25% 8/1/08  A3  1,000,000  1,107,100
   5.30% 8/1/12  A3  6,000,000  6,088,320
  Series B:
   5.70% 8/15/02 (Escrowed to Maturity) (c)  A3  75,000  79,355
   5.70% 8/15/02  A3  2,260,000  2,373,000
   6.20% 8/15/06  A3  945,000  1,035,219
  Series C:
   5.70% 8/15/02  A3  1,310,000  1,376,496
   6% 2/1/22  A3  3,500,000  3,740,030
  Series E:
   6.50% 2/15/06  A3  1,000,000  1,112,420
MUNICIPAL BONDS - CONTINUED
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK - CONTINUED
New York City Gen. Oblig.: - continued
 Rfdg.:
  Series E:
   6.20% 8/1/07 (MBIA Insured)  Aaa $ 1,750,000 $ 1,960,263
   6% 8/1/26  A3  3,455,000  3,691,944
  Series F, 6% 8/1/16  A3  7,750,000  8,281,495
  Series G:
   5.25% 8/1/11  A3  5,000,000  5,084,400
   5.35% 8/1/13  A3  5,000,000  5,070,950
  Series H:
   6% 8/1/07 (FGIC Insured)  Aaa  6,000,000  6,633,120
   6% 8/1/14  A3  5,000,000  5,339,250
   6% 8/1/17  A3  1,000,000  1,072,340
  Series I, 5.875% 3/15/12  A3  10,000,000  10,625,000
  Series J, 6.125% 8/1/12  A3  1,000,000  1,088,090
 Series A-1, 6.25% 8/1/03 (AMBAC Insured)  Aaa  9,200,000  10,012,084
 Series B:
  7.50% 2/1/02  A3  1,000,000  1,099,920
  7.50% 2/1/03  A3  5,000,000  5,564,100
  7.50% 2/1/07  A3  5,500,000  6,080,965
  6.50% 8/15/11  A3  1,000,000  1,145,210
  5.875%, 8/15/13  A3  3,870,000  4,092,022
 Series C, 6.40% 8/1/03  A3  6,000,000  6,514,860
 Series D:
  5.75% 2/15/08  A3  1,000,000  1,058,190
  5.25% 8/1/13  A3  2,500,000  2,513,450
  5.375% 8/1/17  A3  2,500,000  2,510,250
  5.25% 8/1/21 (MBIA Insured)  Aaa  6,000,000  6,007,320
 Series E:
  6% 8/1/08 (FGIC Insured)  Aaa  8,000,000  8,820,720
  6% 8/1/26
  (Pre-Refunded to 8/1/06 @ 101.50) (c)  A3  295,000  329,627
 Series F:
  3% 11/15/00 (MBIA Insured)  Aaa  1,000,000  977,540
  5.75% 2/1/15  A3  2,500,000  2,598,800
 Series G:
  6% 10/15/26
  (Pre-Refunded to 10/15/07 @ 101) (c)  A3  50,000  56,126
  6% 10/15/26  A3  4,950,000  5,305,806
 Series H:
  7% 2/1/05
  (Pre-Refunded to 2/1/02 @ 101.50) (c)  Aaa  1,355,000  1,501,503
  7% 2/1/05  A3  675,000  737,586
  7% 2/1/06  A3  420,000  457,661
  5.50% 8/1/12  A3  9,000,000  9,292,230
 Series I, 6.125% 4/15/11  A3  25,000,000  27,203,230
 Series K, 6.25% 4/1/11
 (Pre-Refunded to 4/1/06 @ 101.50) (c)  A3  1,000,000  1,129,810
MUNICIPAL BONDS - CONTINUED
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK - CONTINUED
New York City Gen. Oblig.: - continued
 Series L, 5.75% 8/1/12  A3 $ 3,700,000 $ 3,898,764
New York City Ind. Dev. Agcy. Civic Facs. Rev.
(USTA Nat'l. Tennis Ctr. Proj.)
6.40% 11/15/08 (FSA Insured)  Aaa  1,000,000  1,119,620
New York City Ind. Dev. Agcy. Ind. Dev. Rev.
(Japan Airlines Co. Ltd. Proj.)
6% 11/1/15 (FSA Insured)
LOC Morgan Guaranty Trust Co. (b)  Aaa  3,000,000  3,237,780
New York City Ind. Dev. Agcy. Spl. Facs. Rev.:
 (American Airlines, Inc. Proj.)
 6.90% 8/1/24 (b)  Baa2  10,000,000  11,142,200
 (Terminal One Group Assoc. Proj.):
  5.70% 1/1/04 (b)  A3  1,500,000  1,582,830
  6% 1/1/08 (b)  A3  500,000  534,615
New York City Muni. Assistance Corp. Rfdg.:
 Series D, 6% 7/1/05 (AMBAC Insured)  Aaa  10,000,000  10,937,100
 Series E:
  6% 7/1/03  Aa2  1,000,000  1,077,750
  6% 7/1/04  Aa2  14,500,000  15,786,295
  6% 7/1/05  Aa2  12,945,000  14,206,620
 Series I, 5.25% 7/1/02  Aa2  2,250,000  2,338,290
 Series J, 5.75% 7/1/03  Aa2  1,000,000  1,066,770
New York City Muni. Wtr. Fin. Auth.
Wtr. & Swr. Sys. Rev.:
  Series B:
   5.375% 6/15/07 (AMBAC Insured)  Aaa  500,000  527,645
   5.875% 6/15/26  A2  21,250,000  22,524,150
   5.50% 6/15/27 (MBIA Insured)  Aaa  7,275,000  7,505,763
  Series C, 7% 6/15/16 (FGIC Insured)
  (Pre-Refunded to 6/15/01 @ 101.50) (c)  Aaa  500,000  547,545
New York City Transitional Fin. Auth. Rev.:
 Series A, 5.125% 8/15/21  Aa3  15,000,000  14,732,100
 Series B:
  4.75% 11/15/15  Aa3  2,500,000  2,402,525
  4.75 11/15/16  Aa3  11,470,000  10,941,807
New York City Trust Cultural Resources Rev.:
 (American Museum of Natural History)
 Series A, 5.65% 4/1/22 (MBIA Insured)  Aaa  4,850,000  5,066,650
 (New York Botanical Gardens) 5.75% 7/1/16
 (MBIA Insured)  Aaa  1,250,000  1,315,088
New York State Crossover Rfdg.
7.50% 11/15/00  A2  1,000,000  1,076,290
New York State Dorm. Auth. Lease Rev. Rfdg.
(State Univ. Dorm. Facs.) Series A:
  6% 7/1/03 (AMBAC Insured)  Aaa  7,370,000  7,919,360
  6% 7/1/05 (AMBAC Insured)  Aaa  2,240,000  2,445,744
  5.30% 7/1/24 (AMBAC Insured)  Aaa  3,150,000  3,150,315
MUNICIPAL BONDS - CONTINUED
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev.:
 Rfdg.:
  (Cap. Appreciation) (Manhattanville College)
  0% 7/1/10 (MBIA Insured)  Aaa $ 2,175,000 $ 1,233,812
  (Bronx-Lebanon Hosp. Ctr.) 5% 2/15/10  Baa1  3,500,000  3,501,645
  (City Univ. Sys. Consolidated):
   Series A, 5.75% 7/1/07  Baa1  500,000  533,815
   Series C, 7.50% 7/1/10  Baa1  4,000,000  4,791,880
   Series U, 6.25% 7/1/03  Baa1  525,000  565,793
   (Third Gen.) 5.50% 7/1/16
   (AMBAC Insured)  Aaa  2,500,000  2,607,350
  (Colgate Univ.):
   6% 7/1/16 (MBIA Insured)  Aaa  1,900,000  2,137,462
   6% 7/1/21 (MBIA Insured)  Aaa  2,500,000  2,816,975
  (FIT Student Hsg.):
   5.75% 7/1/03 (AMBAC Insured)  Aaa  1,590,000  1,691,092
   5.75% 7/1/04 (AMBAC Insured)  Aaa  1,680,000  1,801,867
   5.75% 7/1/05 (AMBAC Insured)  Aaa  1,650,000  1,777,232
   5.75% 7/1/06 (AMBAC Insured)  Aaa  1,500,000  1,624,740
  (Jamaica Hosp. Med. Ctr.) Series F:
   5.10% 2/15/12  Baa1  3,605,000  3,579,549
   5.20% 2/15/13  Baa1  6,935,000  6,926,193
  (Mental Health Svcs. Facs.) Series B,
  5.75% 2/15/11  A3  2,550,000  2,736,405
  (New York & Presbyterian Hosp.)
  4.40% 8/1/13 (FHA Insured)  Aaa  5,000,000  5,070,400
  (Rochester Institute of Tech.) 5.25% 7/1/22
  (MBIA Insured)  Aaa  4,375,000  4,387,338
  (State Univ. Edl. Facs.):
   Series A:
    6.50% 5/15/05  A3  7,080,000  7,850,516
    6.50% 5/15/06  A3  3,400,000  3,792,632
   Series B:
    5.25% 5/15/05  A3  2,250,000  2,332,665
    5.25% 5/15/11 (FGIC Insured)  Aaa  2,950,000  3,066,053
    7.50% 5/15/11  A3  3,445,000  4,140,924
    7.375% 5/15/14  A3  275,000  294,300
   5.50% 5/15/09  A3  3,000,000  3,173,700
  (Univ. of Rochester) Series A:
   5% 7/1/10 (MBIA Insured)  Aaa  2,000,000  2,037,000
   5% 7/1/11 (MBIA Insured)  Aaa  1,570,000  1,584,821
   5% 7/1/12 (MBIA Insured)  Aaa  1,805,000  1,813,935
   5.25% 7/1/13 (MBIA Insured)  Aaa  1,000,000  1,023,630
   5% 7/1/27 (MBIA Insured)  Aaa  16,475,000  15,915,674
  (Vassar College):
   6% 7/1/03  Aa3  300,000  324,153
MUNICIPAL BONDS - CONTINUED
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev.: - continued
 Rfdg.:
  (Vassar College):
   6% 7/1/04  Aa3 $ 745,000 $ 813,935
   6% 7/1/06  Aa3  850,000  939,471
 (Barnard College) 5.25% 7/1/26
 (AMBAC Insured)  Aaa  4,625,000  4,630,365
 (Champlain Valley Physicians):
  6% 7/1/08 (Connie Lee Insured)  Aaa  600,000  667,470
  6% 7/1/09 (Connie Lee Insured)  Aaa  370,000  413,212
  6% 7/1/10 (Connie Lee Insured)  Aaa  250,000  278,808
 (City Univ. Sys. Consolidated):
  Series A:
   5.50% 7/1/04  Baa1  2,000,000  2,095,880
   5.50% 7/1/05  Baa1  2,000,000  2,098,040
   5.75% 7/1/07  Baa1  1,965,000  2,097,893
   5.75% 7/1/09  Baa1  5,000,000  5,375,500
  Series C, 6.25% 7/1/05 (AMBAC Insured)  Aaa  6,320,000  6,993,586
  Series D, 7% 7/1/09  Baa1  6,000,000  6,882,420
  Series 1, 5% 7/1/11  Baa1  11,095,000  10,986,935
 (Columbia Univ.) Series A, 5.75% 7/1/09  Aaa  9,700,000  10,688,139
 (Ideal Sr. Living Hsg.) 7.625% 8/1/28
 (MBIA Insured) (Pre-Refunded to 2/1/99) (c)  Aaa  2,000,000
2,072,560
 (Ithaca College) 5.25% 7/1/26
 (AMBAC Insured)  Aaa  9,805,000  9,800,294
 (Judicial Facs. Lease) Series B, 7% 4/15/16  Baa1  2,000,000
2,157,660
 (Mental Health Svcs. Facs.):
  Series A:
   6% 2/15/01  A3  500,000  520,265
   5.75% 8/15/11  A3  3,000,000  3,219,300
  Series B, 6.50% 8/15/10  A3  3,495,000  4,014,881
  Series D, 4.75% 2/15/25 (MBIA Insured)  Aaa  10,000,000  9,316,400
 (New York Hosp. Med. Ctr.) 5.25%
 2/1/07 (AMBAC Insured) (FHA Guaranteed) Aaa 5,500,000 5,654,550 (New York Univ.) Series A:
  5.75% 7/1/15 (MBIA Insured)  Aaa  1,250,000  1,368,038
  5.75% 7/1/27 (MBIA Insured)  Aaa  5,000,000  5,490,150
 (St. Joseph's Hosp. Health Ctr.):
  6% 7/1/08 (MBIA Insured)  Aaa  1,260,000  1,403,804
  6% 7/1/09 (MBIA Insured)  Aaa  1,500,000  1,665,420
 (St. Vincent's Hosp. & Med. Ctr.):
  6% 2/1/03 (AMBAC Insured)  Aaa  1,820,000  1,945,089
  6% 8/1/03 (AMBAC Insured)  Aaa  1,875,000  2,017,013
 (Univ. Rochester-Strong Memorial Hosp.):
  5.10% 7/1/04  A1  1,470,000  1,521,876
  5.20% 7/1/05  A1  1,000,000  1,043,480
MUNICIPAL BONDS - CONTINUED
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK - CONTINUED
New York State Energy Research & Dev. Auth.
Facs. Rev. Rfdg. (Consolidated Edison Co.)
Series A, 6.10% 8/15/20  A1 $ 10,600,000 $ 11,394,364
New York State Energy Research & Dev. Auth.
Gas Facs. Rfdg. (Brooklyn Union Gas Co. Proj.)
Series A, 5.50% 1/1/21 (MBIA Insured)  Aaa  1,000,000  1,029,790
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev.:
  Rfdg. (New York Gas & Elec.)
  Series A, 5.90% 12/1/06 (MBIA Insured)  Aaa  1,000,000  1,097,870
  (Central Hudson Gas) Series B,
  7.375% 10/1/14 (FGIC Insured)  Aaa  2,250,000  2,399,490
New York State Envir. Facs. Corp. Poll. Cont. Rev.
(State Wtr. Revolving Fund):
  Series A:
   6.80% 6/15/01  Aa2  2,000,000  2,145,920
   6.90% 6/15/02
   (Pre-Refunded to 6/15/01 @ 102) (c)  Aaa  835,000  915,895
   6.90% 6/15/02  Aaa  265,000  288,336
   7% 6/15/12
   (Pre-Refunded to 6/15/01 @ 102) (c)  Aaa  3,885,000  4,271,791
   7%, 6/15/12  Aaa  190,000  207,075
  Series B, 5.20% 5/15/14  Aaa  2,220,000  2,282,249
  Series C, 5.85% 7/15/15  Aaa  3,060,000  3,252,321
  Series D:
   5.90% 5/15/01  Aaa  1,000,000  1,047,260
   6.30% 5/15/05  Aaa  2,000,000  2,225,380
   6.30% 11/15/05  Aaa  2,725,000  3,051,619
  Series E:
   6.25% 6/15/05
   (Pre-Refunded to 6/15/04 @ 101.50) (c)  Aa2  900,000  1,003,014
   6.25% 6/15/05  Aa2  1,200,000  1,335,180
   6.50% 6/15/14
   (Pre-Refunded to 6/15/01 @ 102) (c)  Aaa  3,370,000  3,660,393
   6.50% 6/15/14  Aaa  130,000  139,770
New York State Envir. Facs. Corp. Resource
Recovery Rev. (Huntington Proj.)
Series A, 7.50% 10/1/12
(Pre-Refunded to 10/1/99 @ 102) (b)(c)  Baa1  12,500,000  13,178,750
New York State Gen. Oblig. 5.50% 7/15/12  A2  1,000,000  1,048,660
New York State Hsg. Fin. Agcy. Rev.
(St. John Village Proj.) Section 8,
8.25% 5/1/09  -  4,795,000  4,865,966
New York State Local Gov't. Assistance Corp.:
 Rfdg.:
  Series C, 5.50% 4/1/17  A3  13,675,000  14,445,860
  Series E, 5.25% 4/1/16  A3  23,600,000  24,199,392
 Series A, 5.80% 4/1/10  A3  4,585,000  4,910,627
 Series B, 6% 4/1/18  A3  17,245,000  18,345,576
MUNICIPAL BONDS - CONTINUED
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK - CONTINUED
New York State Local Gov't. Assistance Corp.: - continued
 Series D, 5.375% 4/1/14  A3 $ 4,000,000 $ 4,089,160
New York State Med. Care Facs. Fin. Agcy. Rev.:
 Rfdg.:
  (Mental Health Svcs. Facs. Impt.)
  Series A, 8.875% 8/15/07  A3  1,735,000  1,777,213
  (Presbyterian Hosp.) Series A,
  5.25% 8/15/14  Aa2  3,000,000  3,059,730
 (Long-Term Health Care) Series A,
 6.80% 11/1/14 (FSA Insured)  Aaa  1,170,000  1,280,939
 (Mary Imogene Basset Hosp.) Series A,
 7.125% 11/1/20 (MBIA Insured)
 (Pre-Refunded to 5/1/01 @102) (c)  Aaa  2,290,000  2,517,947
 (Mental Health Svcs. Facs. Impt.):
  Series A:
   7.50% 2/15/21
   (Pre-Refunded to 2/15/01 @ 102) (c)  Aaa  85,000  93,730
   7.50% 2/15/21  Baa1  50,000  54,792
  Series B:
   7.875% 8/15/20
   (Pre-Refunded to 8/15/00 @ 102) (c)  Aaa  755,000  828,477
   7.875% 8/15/20  Baa1  445,000  484,917
  Series D, 7.40% 2/15/18  Baa1  450,000  498,258
 (North Shore Univ. Hosp. Mtg. Proj.) Series A:
  7.25% 11/1/11 (MBIA Insured)  Aaa  3,200,000  3,462,336
  7.20% 11/1/20 (MBIA Insured)  Aaa  6,000,000  6,536,880
New York State Med. Care Facs. Fin. Agcy. Spl.
Oblig. (Mental Health Care Svcs. Facs. Impt.)
Series A, 8.40% 5/1/06
(Escrowed to Maturity) (c)  Aaa  1,000,000  1,257,850
New York State Mtg. Agcy. Rev. (Homeowner Mtg.):
 Rfdg. Series 60, 6.05% 4/1/26 (b)  Aaa  7,250,000  7,644,255
 Series HH-3, 7.95% 4/1/22 (b)  Aa2  2,500,000  2,635,525
 Series SS, 7.95% 10/1/22 (b)  Aa2  2,355,000  2,489,211
 Series 53, 5.90% 10/1/17  Aa2  2,000,000  2,099,500
 Series 69, 4.70% 4/1/24 (b)  Aa2  6,040,000  6,050,389
 5.50% 4/1/19 (AMBAC Insured) (b)  Aaa  4,500,000  4,562,820
New York State Pwr. Auth. Rev. & Gen. Purp.
Rfdg. Series W, 6.50% 1/1/08
(Escrowed to Maturity) (c)  Aa2  250,000  285,488
New York State Thruway Auth. Gen. Rev.:
 Rfdg. Series E, 5.25% 1/1/12  Aa3  5,410,000  5,557,368
 Series A, 5.80% 1/1/06
 (Pre-Refunded to 1/1/02 @ 102) (c)  Aa3  3,000,000  3,212,670
 Series D, 5.375% 1/1/27  Aa3  3,000,000  3,037,860
New York State Thruway Auth.
Hwy. & Bridge Trust Fund:
  Series A, 6.25% 4/1/04 (MBIA Insured)  Aaa  7,840,000  8,581,664
MUNICIPAL BONDS - CONTINUED
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK - CONTINUED
New York State Thruway Auth.
Hwy. & Bridge Trust Fund:  - continued
  Series B:
   6% 4/1/03 (AMBAC Insured)  Aaa $ 9,240,000 $ 9,896,225
   6% 4/1/04 (MBIA Insured)  Aaa  11,195,000  12,115,005
   6.40% 4/1/04 (FGIC Insured)  Aaa  1,000,000  1,102,060
   5.50% 4/1/09 (FSA Insured)  Aaa  2,000,000  2,132,280
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
  Rfdg. 6% 4/1/11  Baa1  4,000,000  4,325,440
  5.75% 4/1/08  Baa1  1,000,000  1,062,890
  5.75% 4/1/16  Baa1  13,700,000  14,418,154
New York State Urban Dev. Corp. Rev.:
 Rfdg.:
  (Correctional Cap. Facs.):
   Series A, 6.30%1/1/03  Baa1  700,000  750,666
   5.625% 1/1/07 (AMBAC Insured)  Aaa  2,000,000  2,129,240
   5% 1/1/20  Baa1  6,000,000  5,733,780
  (Sports Facs. Assistance Prog.) Series A,
  6.25% 4/1/06 (MBIA Insured)  Aaa  15,000  16,705
  (Syracuse Univ. Ctr.) 5.20% 1/1/03  Baa1  1,000,000  1,028,810
 (Correctional Cap. Facs.):
  Series 5, 5.90% 1/1/08  Baa1  1,455,000  1,573,699
Niagara Falls (Pub. Impt.):
 7.50% 3/1/08 (MBIA Insured)  Aaa  995,000  1,224,666
 7.50% 3/1/10 (MBIA Insured)  Aaa  1,155,000  1,450,264
 7.50% 3/1/11 (MBIA Insured)  Aaa  1,245,000  1,576,942
 7.50% 3/1/16 (MBIA Insured)  Aaa  1,060,000  1,367,538
 7.50% 3/1/17 (MBIA Insured)  Aaa  1,200,000  1,555,188
Niagara Falls Wtr. Treatment Plant
7% 11/1/13 (MBIA Insured) (b)  Aaa  1,000,000  1,152,030
North Hemstead Gen. Oblig. Rfdg. Series B,
6.10% 4/1/06 (FGIC Insured)  Aaa  2,000,000  2,217,680
Onondaga County Ind. Dev. Agcy. Swr. Facs. Rev.
(Bristol-Meyers Squibb Co. Proj.)
5.75% 3/1/24 (b)  Aaa  9,000,000  9,805,320
Rockland County Gen. Oblig. 6% 8/15/05
(AMBAC Insured)  Aaa  1,475,000  1,624,772
Suffolk County Gen. Oblig.:
 Rfdg. (Southwest Swr. Dist.)
 6% 2/1/04 (MBIA Insured)  Aaa  4,570,000  4,931,213
 Series A, 6% 8/1/05 (AMBAC Insured)  Aaa  3,380,000  3,700,221
Suffolk County Ind. Dev. Agcy. Civic Facs. Rev.
(Downing College) 8.25% 12/1/20
(Pre-Refunded to 12/1/00 @ 102) (c)  BBB  955,000  1,063,755
Suffolk County Ind. Dev. Agcy. Rev. Rfdg.
(Southwest Swr. Sys.):
  6% 2/1/07 (FGIC Insured)  Aaa  3,090,000  3,417,046
  6% 2/1/08 (FGIC Insured)  Aaa  2,500,000  2,779,800
MUNICIPAL BONDS - CONTINUED
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK - CONTINUED
Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg.:
 (Sr. Lien):
  5.10% 6/1/09 (MBIA Insured)  Aaa $ 2,000,000 $ 2,080,120
  5.10% 6/1/10 (MBIA Insured)  Aaa  4,500,000  4,651,740
 (Sub-Lien) 6% 6/1/17 (MBIA Insured)  Aaa  6,560,000  7,362,485
 Series C, 5.75% 6/1/10 (AMBAC Insured)
 (Pre-Refunded to 6/1/02 @ 102) (c)  Aaa  30,000  32,302
Syracuse Ind. Dev. Agcy. Civic Facs. Rev.
(St. Joseph's Hosp. Health Ctr. Proj.) 7.50%
6/1/18 (Pre-Refunded to 6/1/01 @ 102) (c)  Baa1  1,265,000  1,404,567
Syracuse Ind. Dev. Agcy. Parking Facs. Rev.
(Syracuse Econ. Dev. Corp.) Series A, 7.70%
6/1/15 (Pre-Refunded to 6/1/99 @ 102) (c)  -  2,445,000  2,572,776
Triborough Bridge & Tunnel Auth.:
 Rfdg.:
  (Gen. Purp.):
   Series B:
    6% 1/1/03  Aa3  2,500,000  2,676,025
    6% 1/1/04  Aa3  5,000,000  5,399,600
    5% 1/1/14  Aa3  2,000,000  2,008,080
   Series Q, 6.75% 1/1/09  Aa3  1,000,000  1,177,620
   Series Y:
    5.50% 1/1/03  Aa3  1,500,000  1,575,735
    6% 1/1/12  Aa3  14,110,000  15,900,700
 (Convention Ctr. Proj.) Series E:
  7.25% 1/1/10  Baa1  9,870,000  11,553,427
  6% 1/1/11  Baa1  4,000,000  4,384,560
 (Gen. Purp.):
  Series A:
   6% 1/1/11  Aa3  500,000  557,430
   4.75% 1/1/14  Aa3  1,685,000  1,646,784
   5.25% 1/1/28  Aa3  5,400,000  5,401,512
  Series X, 6.20% 1/1/03  Aa3  1,000,000  1,076,150
 Series R, 6% 1/1/20 (MBIA Insured)
 (Pre-Refunded to 1/1/00 @ 100) (c)  Aaa  90,000  92,743
United Nations Dev. Corp. Rev. Rfdg.
Series B, 5.60% 7/1/26  A2  4,000,000  4,009,880
Upper Mohawk Valley Reg. Wtr. Fin. Auth. Wtr. Sys.
Rev. Rfdg. Series A, 5.125% 10/1/26
(FSA Insured)  Aaa  5,000,000  4,967,550
Yonkers Gen. Oblig. Series A:
 6% 8/1/04 (FGIC Insured)  Aaa  1,020,000  1,107,170
 6% 8/1/05 (FGIC Insured)  Aaa  1,080,000  1,182,320
   1,073,671,845
MUNICIPAL BONDS - CONTINUED
                                MOODY'S RATINGS   PRINCIPAL   VALUE
                                (UNAUDITED) (E)   AMOUNT      (NOTE 1)
NEW YORK & NEW JERSEY - 2.6%
New York & New Jersey Port Auth. Consolidated:
 Rfdg. 107th Series, 6% 10/15/06 (b)  A1 $ 1,530,000 $ 1,672,826
 73rd Series, 6.75% 10/15/06 (b)  A1  2,000,000  2,127,920
 85th Series:
  5.20% 9/1/15  A1  2,400,000  2,473,920
  5.20% 9/1/16  A1  2,000,000  2,056,680
  5.20% 9/1/18  A1  1,675,000  1,714,966
 99th Series, 7% 11/1/04 (FGIC Insured) (b)  Aaa  5,040,000  5,767,978
 109th Series, 5.375% 1/15/32  A1  12,500,000  12,698,750
    28,513,040
PUERTO RICO - 1.0%
Puerto Rico Commonwealth Urban Renewal &
Hsg. Corp. Commonwealth Appropriation
Rfdg. 7.875% 10/1/04  Baa  6,270,000  6,631,528
Puerto Rico Tel. Auth. Rev. 7.11% 1/6/15
(MBIA Insured) INFL (d)  Aaa  4,800,000  5,097,456
   11,728,984
TOTAL MUNICIPAL BONDS
(Cost $1,059,877,800)   1,113,913,869
MUNICIPAL NOTES (A) - 1.3%
NEW YORK - 1.3%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 6, 3.70%,
LOC ABN-AMRO Bank, VRDN  VMIG 1  2,400,000  2,400,000
New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.
Series C, 2.70% (FGIC Insured) VRDN  VMIG 1  4,200,000  4,200,000
New York State Dorm Auth. Rev. (Oxford Univ.
Press, Inc.) 3.40%, LOC Landesbank
Hessen-Thuringen, VRDN  VMIG 1  1,720,000  1,720,000
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev.:
  Rfdg. (New York State Elec. & Gas Corp.)
  Series B, 3.40%,
   LOC Union Bank of Switzerland, VRDN VMIG 1 5,100,000 5,100,000 (Niagara Mohawk Pwr. Co. Proj.) Series A,
  3.35%, LOC Citibank, NA, VRDN  P-1  1,400,000  1,400,000
TOTAL MUNICIPAL NOTES
(Cost $14,820,000)   14,820,000
TOTAL INVESTMENTS - 100%
(Cost $1,074,697,800)  $ 1,128,733,869
SECURITY TYPE ABBREVIATIONS
INFL - Inverse Floating Rate Security
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
(e) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 80.0% AAA, AA, A 80.5%
Baa        17.6% BBB        13.7%
Ba          0.0% BB          0.0%
B           0.0% B           0.0%
Caa         0.0% CCC         0.0%
Ca, C       0.0% CC, C       0.0%
                 D           0.0%
The percentage not rated by Moody's or S&P amounted to 0.6%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation                 37.1%
Special Tax                        13.7
Transportation                     11.9
Education                           8.0
Water & Sewer                       7.1
Escrowed/Pre-Refunded               5.1
Others (individually less than 5%) 17.1
TOTAL                             100.0%
INCOME TAX INFORMATION
At July 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,074,697,800. Net unrealized appreciation aggregated $54,036,069, of which $54,619,832 related to appreciated investment securities and $583,763 related to depreciated investment securities.
At January 31, 1998, the fund had a capital loss carryforward of approximately $4,544,418 which will expire on January 31, 2003. All of the loss carryforwards were acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations (see Note 7 of Notes to Financial Statements).
SPARTAN NEW YORK MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,074,697,800) -                 $ 1,128,733,869
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                             223,602

INTEREST RECEIVABLE                                                         15,694,191

 TOTAL ASSETS                                                               1,144,651,662

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 14,764,201

PAYABLE FOR FUND SHARES REDEEMED                              618,287

DISTRIBUTIONS PAYABLE                                         912,895

ACCRUED MANAGEMENT FEE                                        404,676

OTHER PAYABLES AND ACCRUED EXPENSES                           176,188

 TOTAL LIABILITIES                                                          16,876,247

NET ASSETS                                                                 $ 1,127,775,415

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 1,067,924,364

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                          5,814,982
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   54,036,069

NET ASSETS, FOR 88,166,922 SHARES OUTSTANDING                              $ 1,127,775,415

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                    $12.79
SHARE ($1,127,775,415 (DIVIDED BY) 88,166,922 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INTEREST INCOME                                                          $ 29,430,256

EXPENSES

MANAGEMENT FEE                                            $ 2,159,552

TRANSFER AGENT FEES                                        570,517

ACCOUNTING FEES AND EXPENSES                               163,905

CUSTODIAN FEES AND EXPENSES                                33,181

REGISTRATION FEES                                          190,267

LEGAL                                                      3,344

MISCELLANEOUS                                              7,643

 TOTAL EXPENSES BEFORE REDUCTIONS                          3,128,409

 EXPENSE REDUCTIONS                                        (192,657)      2,935,752

NET INTEREST INCOME                                                       26,494,504

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     11,840,178

 FUTURES CONTRACTS                                         (322,110)      11,518,068

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (20,967,524)

 FUTURES CONTRACTS                                         (117,600)      (21,085,124)

NET GAIN (LOSS)                                                           (9,567,056)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 16,927,448
FROM OPERATIONS

OTHER INFORMATION
EXPENSE REDUCTIONS

 CUSTODIAN CREDITS                                                       $ 5,112

 TRANSFER AGENT CREDITS                                                   3,803

 FMR REIMBURSEMENT                                                        183,742

                                                                         $ 192,657


STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        JULY 31, 1998      JANUARY 31,
                                                        (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 26,494,504       $ 22,142,700
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                11,518,068         7,178,566

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    (21,085,124)       14,463,710

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         16,927,448         43,784,976
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (26,494,504)       (22,142,700)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                  (3,067,887)        (689,878)

 TOTAL DISTRIBUTIONS                                     (29,562,391)       (22,832,578)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) (NOTE 6)    6,742,735          711,644,417

 TOTAL INCREASE (DECREASE) IN NET ASSETS                 (5,892,208)        732,596,815

NET ASSETS

 BEGINNING OF PERIOD                                     1,133,667,623      401,070,808

 END OF PERIOD                                          $ 1,127,775,415    $ 1,133,667,623



FINANCIAL HIGHLIGHTS
                         SIX MONTHS ENDED   YEARS ENDED JANUARY 31,
                            JULY 31, 1998

                              (UNAUDITED)  1998         1997        1996      1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 12.940     $ 12.290     $ 12.540   $ 11.370   $ 13.050   $ 12.660
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .301         .624         .629       .635       .673       .714
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND              (.115)       .670         (.246)     1.177      (1.440)    .850
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .186         1.294        .383       1.812      (.767)     1.564
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET                      (.301)       (.624)       (.631) D   (.642) D   (.673)     (.714)
 INTEREST INCOME

 FROM NET                      (.035)       (.020)       (.002) D   -          (.210)     (.460)
 REALIZED GAIN

 IN EXCESS OF NET              -            -            -          -          (.030)     -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.336)       (.644)       (.633)     (.642)     (.913)     (1.174)

NET ASSET VALUE,              $ 12.790     $ 12.940     $ 12.290   $ 12.540   $ 11.370   $ 13.050
END OF PERIOD

TOTAL RETURN B, C              1.47%        10.82%       3.22%      16.29%     (5.78)%    12.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 1,127,775  $ 1,133,668  $ 401,071  $ 433,678  $ 394,234  $ 491,421
(000 OMITTED)

RATIO OF EXPENSES TO           .53% A, E    .55% E       .59%       .59%       .58%       .58%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .53% A       .55%         .59%       .58% F     .58%       .58%
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INTEREST          4.75% A      4.97%        5.15%      5.26%      5.77%      5.45%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        32% A        43% G        44%        83%        34%        70%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. G THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.
SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1998        PAST 6  PAST 1  PAST 5  LIFE OF
                                   MONTHS  YEAR    YEARS   FUND

SPARTAN NY MUNICIPAL MONEY MARKET  1.55%   3.21%   15.86%  31.99%

NEW YORK TAX-FREE                  1.45%   3.00%   14.81%  N/A
 MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period
- in this case, six months, one year, five years or since the fund started on February 3, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 36 mutual funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998             PAST 1  PAST 5  LIFE OF
                                        YEAR    YEARS   FUND

SPARTAN NY MUNICIPAL MONEY MARKET       3.21%   2.99%   3.32%

NEW YORK TAX-FREE                       3.00%   2.80%   N/A
 MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           8/3/98  4/27/98  2/2/98  11/3/97  7/28/97

SPARTAN NEW YORK           3.07%   3.59%    3.12%   3.24%    3.22%
 MUNICIPAL MONEY MARKET



NEW YORK TAX-FREE MONEY    2.91%   3.34%    2.92%   3.04%    3.01%
 MARKET FUNDS AVERAGE



SPARTAN NEW YORK           5.41%   6.32%    5.49%   5.71%    5.67%
 MUNICIPAL MONEY MARKET -
 TAX-EQUIVALENT


Row: 1, Col: 1, Value: 3.07
Row: 1, Col: 2, Value: 2.91
Row: 2, Col: 1, Value: 3.59
Row: 2, Col: 2, Value: 3.34
Row: 3, Col: 1, Value: 3.12
Row: 3, Col: 2, Value: 2.92
Row: 4, Col: 1, Value: 3.24
Row: 4, Col: 2, Value: 3.04
Row: 5, Col: 1, Value: 3.22
Row: 5, Col: 2, Value: 3.01
4% -
3% -
2% -
1% -
0%
Spartan New York
Municipal Money
Market
New York Tax-Free
Money Market
Funds Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal, state and New York City income tax rate of 43.21%. A portion of the fund's income may be subject to the Federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government neither
insures nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price.
(checkmark)
SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Spartan New York Municipal Money Market Fund
Q. DIANE, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX
MONTHS?
A. A unique combination of strong economic growth with an increasingly tight labor market amidst benign inflation provided the backdrop for the period. Overall, financial conditions have been very accommodating for growth, as evidenced by stock prices that rose during most of the past six months, low interest rates and easy credit. Positive consumer sentiment during the period was at an all-time high. Strong consumer spending and business investment resulted in preliminary estimates showing that real GDP - gross domestic product adjusted for inflation
- grew at a rate of 3.5% in the first half of 1998. Employment was strong, with U.S. unemployment dropping to a 28-year low of 4.3% in April. Low unemployment generally leads to increased prices at the consumer level. However, labor cost pressures were contained because increased compensation was offset by productivity improvements. In addition, prices at the producer level declined, while prices at the consumer level rose only marginally.
Q. HOW DID THESE FACTORS AFFECT MONETARY POLICY?
A. At the beginning of the period, many market participants believed the Asian financial crisis would cause a significant slowdown in the U.S. economy. In fact, many observers began to expect the Federal Reserve Board to lower short-term rates in order to bolster economic growth. When first-quarter economic data failed to show evidence of a slowdown, however, fears of a rate increase were re-ignited. While the Asian crisis has dampened U.S. net exports, the slowdown hasn't been enough to offset the strength in domestic demand. As a result, the Fed has indicated that it is biased toward raising rates if signs of inflation emerge.
Q. WHAT WAS YOUR STRATEGY AS THIS SCENARIO UNFOLDED?
A. The fund's average maturity rolled down during the period and remained shorter than most of its competitors. Supply and demand factors helped dictate this strategy. There has been a tremendous amount of issuance of short-term variable-rate demand notes in the market, while fixed-rate, one-year notes haven't been as plentiful. To attract buyers, issuers of the variable-rate paper have had to offer yields that actually have been higher than those provided by longer-term, one-year notes. Because of this situation, I built up the fund's demand-note position to take advantage of those higher yields. This strategy fit in nicely with my interest-rate outlook, because keeping a shorter average maturity enabled me to keep the fund fairly nimble if the Fed had stepped in to raise rates in response to, or in anticipation of, signs of emerging inflation.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on July 31, 1998, was 3.10%, the same as it was six months ago. The latest yield was the equivalent of a 5.46% taxable yield for New York investors in the 43.21% combined federal and state tax bracket. Through July 31, 1998, the fund's six-month total return was 1.55%, compared to 1.45% for the New York tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The economy slowed in the second quarter due to continued weakening in net exports, record inventories built up in the first quarter and the General Motors strike. These factors should be temporary, however, with growth picking up again in the second half of 1998. Employment continues to be strong, and these tight labor markets might spark inflationary pressures that could cause the Fed to raise interest rates. The Fed remains vigilant regarding inflation, watching two opposing factors closely. On the one hand, growth remains quite strong, a situation that could lead the Fed to raise rates. On the other hand, the Asian situation has had a bigger impact than expected, increasing the possibility of a Fed interest-rate cut. Because it is uncertain which factor will prevail, I intend to maintain a neutral stance with the fund's maturity.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: tax-free income by
investing in short-term
municipal money market
securities of all types
FUND NUMBER: 422
TRADING SYMBOL: FSNXX
START DATE: February 3, 1990
SIZE: as of July 31, 1998,
more than $813 million
MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           7/31/98           1/31/98           7/31/97

  0 - 30   77                65                74

 31 - 90   13                21                13

 91 - 180  3                 9                 6

181 - 397  7                 5                 7

WEIGHTED AVERAGE MATURITY
                              7/31/98  1/31/98  7/31/97

SPARTAN NEW YORK
 MUNICIPAL MONEY MARKET       35 DAYS  42 DAYS  39 DAYS

NEW YORK TAX-FREE
 MONEY MARKET FUNDS AVERAGE*  47 DAYS  44 DAYS  49 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998 AS OF JANUARY 31, 1998
Row: 1, Col: 1, Value: 70.0
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 1.0
Row: 1, Col: 6, Value: 25.8
Row: 1, Col: 1, Value: 59.0
Row: 1, Col: 2, Value: 21.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 1.0
Variable rate demand
notes (VRDNs)          70%
Commercial paper
(including CP mode)    15%
Tender bonds            2%
Municipal notes        13%
Other                   0%

Variable rate demand
notes (VRDNs)          59%
Commercial paper
(including CP mode)    21%
Tender bonds            2%
Municipal notes        17%
Other                   1%

*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENTS JULY 31, 1998 (UNAUDITED)
Showing Percentage of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
                                  PRINCIPAL     VALUE
                                  AMOUNT       (NOTE 1)
NEW YORK - 93.2%
Albany County Arpt. Auth.
Participating VRDN, Series FR-7, 3.70%
(Liquidity Facility Bank of New York) (b)(c) $ 2,500,000 $ 2,500,000 Amherst Ind. Dev. Auth. (Maple Dev. Proj.) Series 1986,
3.60%, LOC Marine Midland Bank, NA, VRDN (b)  5,095,000  5,095,000
Babylon Ind. Dev. Rev. (Southern Container Corp.) 3.65%,
LOC Fleet Bank, NA, VRDN (b)  3,000,000  3,000,000
Buffalo Gen. Oblig. RAN 4.40% 8/5/98,
LOC Landesbank Hessen-Thurigen  8,000,000  8,000,496
Chemung County Ind. Dev. Agcy. Ind. Dev. Rev.
(MMARS Second Prog.) (Troyer Products Inv.) Series A,
3.60%, LOC Marine Midland Bank, NA, VRDN 2,400,000 2,400,000 Dutchess County Ind. Dev. Auth.
(Toys "R" Us/Nytex, Inc. Proj.) 3.675%,
LOC Bankers Trust Co., VRDN  500,000  500,000
East Greenbush Gen. Oblig. BAN 3.90% 6/24/99  2,800,000  2,806,040
Erie County Gen. Oblig. RAN Series B, 4.50% 10/29/98,
LOC United Bank of Switzerland  4,100,000  4,106,546
Erie County Ind. Dev. Auth., VRDN:
 (Canfibre of Lackawanna) Series 1997, 3.50%
 (Bayerische Landesbank Girozentrale Guaranteed) (b)  22,000,000
22,000,000
 (Niagara Envelope Co. Proj.) 3.60%,
 LOC Bankers Trust Co. (b)  1,700,000  1,700,000
  (Uniland Dev./Buffalo Campus) Series 1986 D, 3.60%,
 LOC Marine Midland Bank, NA (b)  1,230,000  1,230,000
Herkimer County Ind. Dev. Auth.
(H.M. Quackenbush, Inc.) Series 1988 A, 3.60%,
LOC Marine Midland Bank, NA, VRDN (b)  890,000  890,000
Islip Ind. Dev. Agcy. Rev. (Interstate Litho Corp.) Series 1996 A, 3.60%, LOC Marine Midland Bank, NA, VRDN (b) 1,200,000 1,200,000
Lewis County Ind. Dev. Agcy. Ind. Dev. Rev. Rfdg.
(Philip Morris Proj.) 3.55%, VRDN  1,300,000  1,300,000
Long Island Pwr. Auth. Elec. Sys. Sub. Rev.:
  Bonds Series 3, 3.75% 8/19/98,
 LOC Bayerische Landesbank Girozentrale, CP mode  4,300,000  4,300,000
 VRDN:
  Series 1, 3.55%,
  LOC Bayerische Landesbank Girozentrale  4,300,000  4,300,000
  Series 2, 3.60%,
  LOC Bayerische Landesbank Girozentrale  4,200,000  4,200,000
Long Island Pwr. Auth. Participating VRDN (c):
 Series PT-1043, 3.75%
 (Liquidity Facility Merrill Lynch & Co.)  4,300,000  4,300,000
 Series 983205, 3.67% (FSA Insured)
 (Liquidity Facility Citibank, NA)   5,500,000  5,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
                                        PRINCIPAL         VALUE
                                        AMOUNT            (NOTE 1)
NEW YORK - CONTINUED
Monroe County Arpt. Auth. Participating VRDN,
Series PT-98, 3.80%
(Liquidity Facility Merrill Lynch & Co.) (b)(c) $ 1,500,000 $
1,500,000
Monroe County Gen. Oblig. BAN 4% 7/23/99  6,400,000  6,424,098
Monroe County Ind. Dev. Agcy. Rev., VRDN:
 (AJL Manufacturing) Series 1996 A, 3.60%,
 LOC Marine Midland Bank, NA (b)  1,900,000  1,900,000
 (Advent Tool & Mold) Series 1990 D, 3.60%,
 LOC Marine Midland Bank, NA (b)  950,000  950,000
 (Flower City Proj.) 3.76%, LOC Key Bank, NA (b)  3,200,000  3,200,000
 (Illbruck Office Prod.) Series 1997, 3.55%,
 LOC Key Bank, NA (b)  1,200,000  1,200,000
 (JMT Prop. Proj.) Series 1988 B, 3.60%,
 LOC Marine Midland Bank, NA (b)  1,220,000  1,220,000
Nassau County Gen. Oblig. BAN:
 Series 1998 A, 4.25% 8/17/98  9,240,000  9,242,499
 Series 1998 B, 4% 8/17/98  10,800,000  10,801,859
New York City Gen. Oblig.:
 Bonds:
  Series H, 3.75% 8/1/98  5,060,000  5,060,000
  Series H-3:
   3.25% 8/7/98 (FSA Insured)
    (BPA State Street Bank & Trust Co.) CP mode 1,000,000 1,000,000 3.60% 10/8/98 (FSA Insured)
    (BPA State Street Bank & Trust Co.) CP mode  1,500,000  1,500,000
  Series L:
   4.75% 8/1/98 (Escrowed to Maturity) (c)  3,925,000  3,925,000
   4.75% 8/1/98  2,575,000  2,575,000
  Series 1994 H-5, 3.60% 10/5/98 (MBIA Insured)
  (BPA Landesbank Hessen-Thuringen) CP mode  4,300,000  4,300,000
  Series 1994 H-6:
   3.60% 9/16/98 (MBIA Insured)
    (BPA Rabobank Nederland Coop) CP mode  2,500,000  2,500,000
   3.55% 9/23/98 (MBIA Insured)
    (BPA Rabobank Nederland Coop) CP mode  1,400,000  1,400,000
  Series 1995 B-9, 3.50% 8/27/98,
  LOC Chase Manhattan Bank, CP mode  4,300,000  4,300,000
  Series 1996 J-3, 3.80% 8/10/98,
  LOC Morgan Guaranty Trust Co., CP mode 3,000,000 3,000,000 Participating VRDN (c):
  Series PT-1027, 3.75%  (MBIA Insured)
  (Liquidity Facility Merrill Lynch & Co.) 4,300,000 4,300,000 Series PT-1042, 3.78% (MBIA Insured)
  (Liquidity Facility Merrill Lynch & Co.) 4,300,000 4,300,000 MUNICIPAL SECURITIES (A) - CONTINUED
                                            PRINCIPAL      VALUE
                                            AMOUNT         (NOTE 1)
NEW YORK - CONTINUED
New York City Gen. Oblig.: - continued
 VRDN:
  Series B, 3.45% (FGIC Insured)
  (BPA FGIC Security Purchase, Inc.) $ 3,900,000 $ 3,900,000
  Series 1992 B, 3.85% (FGIC Insured)
  (Liquidity Facility FGIC Special Purchase, Inc.)  2,900,000
2,900,000
  Series 1992 D:
   3.40% (FGIC Insured)
   (BPA FGIC Security Purchase, Inc.)  26,100,000  26,100,000
   3.50% (FGIC Insured)
   (BPA FGIC Security Purchase, Inc.)  3,200,000  3,200,000
  Series 1994 A-7, 3.70%,
  LOC Morgan Guaranty Trust Co.  350,000  350,000
  Series 1994 A-10, 3.60%,
  LOC Morgan Guarantee Trust Co.  1,200,000  1,200,000
  Series 1994 B-2, 3.85%,
  LOC Morgan Guaranty Trust Co.  2,800,000  2,800,000
  Series 1994 B-3, 3.85%,
  LOC Morgan Guaranty Trust Co.  2,400,000  2,400,000
  Series 1994 E-2, 3.70%,
  LOC Morgan Guaranty Trust Co.  1,800,000  1,800,000
  Series 1995 B-8, 3.30%,
  LOC Bayer Landesbank Girozentral  18,100,000  18,100,000
New York City Health & Hosp. Corp. Health Sys.
Series 1997 A, 3.60%, LOC Morgan Guaranty
Trust Co., VRDN  12,000,000  12,000,000
New York City Hsg. Dev. Corp. Mtg. Rev.
(York Ave. Proj.) Series 1994 A, 3.50%,
LOC Marine Midland Bank, NA, VRDN (b)  10,650,000  10,650,000
New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., VRDN:
 (Carnegie Park) Series 1997 A, 3.50%
 (Fannie Mae Guaranteed)  11,300,000  11,300,000
 (Gerard Court Proj.) Series 1997 A, 3.45%, LOC Bayerische
 Hypotheken und Wechsel Bank (b)  3,500,000  3,500,000
 (Tribeca Tower) Series 1997 A, 3.50%
 (Fannie Mae Guaranteed) (b)  1,500,000  1,500,000
New York City Hsg. Dev. Corp. Multi-Family Mtg. Rev., VRDN:
 (400 West 59th St. Proj.):
  3.45%, LOC Bayerische Hypotheken und
  Wechsel Bank (b)  2,200,000  2,200,000
  3.45%, LOC Bayerische Landesbank Girozentrale (b)  6,100,000
6,100,000
  3.55%, LOC Bayerische Hypotheken und
  Wechsel Bank (b)  4,200,000  4,200,000
 (West 43rd Street Dev.) Series 1996 B, 3.45%,
 LOC Fleet Bank, NA  19,000,000  19,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
                                    PRINCIPAL       VALUE
                                    AMOUNT          (NOTE 1)
NEW YORK - CONTINUED
New York City Ind. Dev. Agcy.
 Participating VRDN (c):
  Series 1996 H, 3.72% (Liquidity Facility Caisse des
  Depots et Consignations) (b) $ 1,695,000 $ 1,695,000
  Series 1997 E, 3.72%  (Liquidity Facility Caisse des
  Depots et Consignations) (b)  4,460,000  4,460,000
  Series 1997 H, 3.72% (Liquidity Facility Caisse des
  Depots et Consignations) (b)  3,260,000  3,260,000
 (Korean Airlines Proj.) Series 1997 B,
 3.45%, LOC Bankers Trust Co., VRDN (b)  4,100,000  4,100,000
New York City Ind. Dev. Auth. Civic Facs. Rev.
(Columbia Grammar & Prep. School Proj.) Series 1994,
3.40%, LOC Chase Manhattan Bank, VRDN  3,100,000  3,100,000
New York City Metropolitan Trans. Auth.
Participating VRDN (c):
  Series 96C3201, 3.64%
  (Liquidity Facility Citibank, NA)  17,175,000  17,175,000
  Series 983203, 3.67%
  (Liquidity Facility Citibank, NA)  4,900,000  4,900,000
New York City Metropolitan Trans. Auth. Commuter Facs. Rev. Participating VRDN (c):
  Series PT-126, 3.78%
  (Liquidity Facility Merrill Lynch & Co.) 1,760,000 1,760,000 Series PT-1006, 3.78%
  (Liquidity Facility Merrill Lynch & Co.)  7,400,000  7,400,000
New York City Muni. Assistance Corp. Participating VRDN,
Series FR/RI-A11, 3.65% (Liquidity Facility Nat'l.
Westminster Bank, PLC) (c)  4,300,000  4,300,000
New York City Muni. Wtr. Fin. Auth., CP:
 Series 1:
  3.60% 9/8/98,
  LOC Canadian Imperial Bank of Commerce  10,000,000  10,000,000
  3.60% 9/11/98,
  LOC Canadian Imperial Bank of Commerce  3,500,000  3,500,000
  3.60% 9/11/98,
  LOC Canadian Imperial Bank of Commerce  9,000,000  9,000,000
  3.65% 9/11/98,
  LOC Canadian Imperial Bank of Commerce  4,300,000  4,300,000
  Series 3, 3.60% 11/5/98, LOC Bank of Nova Scotia  2,200,000
2,200,000
  Series 4, 3.60% 11/5/98,
  LOC Credit Suisse FirstBoston  3,000,000  3,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
                                        PRINCIPAL      VALUE
                                        AMOUNT         (NOTE 1)
NEW YORK - CONTINUED
New York City Muni. Wtr. Fin. Auth., CP: - continued
 Series 5-A:
  3.60% 10/13/98,
  LOC Bayerische Landesbank Girozentrale $ 7,800,000 $ 7,800,000
  3.60% 10/14/98,
  LOC Bayerische Landesbank Girozentrale  3,500,000  3,500,000
 Series 5-B, 3.60% 11/20/98, LOC Bayerische
 Landesbank Girozentrale  4,700,000  4,700,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys.
Rev. Series 1995 A, 3.90% (FGIC Insured)
(BPA FGIC Security Purchase, Inc.) VRDN  1,000,000  1,000,000
New York City Muni. Wtr. & Swr. Rev. Participating VRDN (c):
 Series SGB-25, 3.70%
 (Liquidity Facility Societe Generale, France) 14,000,000 14,000,000 Series SGB-26, 3.70%
 (Liquidity Facility Societe Generale, France) 7,100,000 7,100,000 New York City Trust for Cultural Resources
(The Jewish Museum) 3.90%,
LOC Sumitomo Bank, Ltd., VRDN  100,000  100,000
New York State Dorm Auth.:
 Bonds (Sloan-Kettering Cancer Center) Series 1989 B:
  3.25% 8/7/98, LOC Chase Manhattan Bank, CP mode  2,600,000
2,600,000
  3.75% 9/8/98, LOC Chase Manhattan Bank, CP mode  3,200,000
3,200,000
  3.70% 9/9/98, LOC Chase Manhattan Bank, CP mode  1,000,000
1,000,000
 Participating VRDN (c):
  Series 97C3201, 3.62%
  (Liquidity Facility Citibank, NA)  5,000,000  5,000,000
  Series 97C3202, 3.62%
  (Liquidity Facility Citibank, NA)  2,700,000  2,700,000
 (Oxford Univ. Press, Inc.) Series 1993, 3.70%,
 LOC Landesbank Hessen-Thuringen, VRDN  2,200,000  2,200,000
New York State Energy Research & Dev. Auth.:
 Participating VRDN (c):
  Series FR/RI-9, 3.60% (MBIA Insured)
  (Liquidity Facility Bank of New York, NA) 7,800,000 7,800,000 Series 943202, 3.67% (MBIA Insured)
  (Liquidity Facility Citibank, NA)   11,600,000  11,600,000
  Series 943206, 3.67%
  (Liquidity Facility Citibank, NA) (d)  2,700,000  2,700,000
  Series 96C3202, 3.64%
  (Liquidity Facility Citibank, NA)  5,700,000  5,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
                                          PRINCIPAL     VALUE
                                          AMOUNT        (NOTE 1)
NEW YORK - CONTINUED
New York State Energy Research & Dev. Auth.: - continued
 (Long Island Lighting) VRDN:
  Series 1993 A, 3.45%,
  LOC Toronto Dominion Bank (b) $ 23,800,000 $ 23,800,000
  Series 1994 A, 3.45%,
  LOC United Bank of Switzerland (b)  13,300,000  13,300,000
  Series 1995 A, 3.45%
  LOC United Bank of Switzerland (b)  16,200,000  16,200,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
 Bonds:
  (New York State Elec. & Gas Corp. Proj.)
  Series 1985 A, 3.58% tender 3/15/99,
    LOC Morgan Guaranty Trust Co.  8,700,000  8,700,000
  (Niagra Mohawk Proj.) Series 1985 B, 3.58%
  tender 3/1/99, LOC Deutsche Bank  11,750,000  11,750,000
 VRDN:
  (Hudson Gas & Elec. Corp. Proj.) Series 1985 A, 3.50%,
  LOC Morgan Guaranty Trust Co.  4,750,000  4,750,000
  (Niagra Mohawk Proj.):
   Series 1985 A, 3.85%,
   LOC Toronto Dominion Bank  2,470,000  2,470,000
   Series 1986 A, 3.75%,
   LOC Toronto Dominion Bank (b)  4,600,000  4,600,000
New York State Envir. Facs. Corp. Poll. Cont. Rev.
Participating VRDN, Series PA-174, 3.78%,
LOC Merrill Lynch & Co. (c)  4,995,000  4,995,000
New York State Envir. Quality Bonds Series 1997 A:
 3.25% 8/7/98, LOC Bayerische Landesbank Girozentrale,
 CP mode  2,000,000  2,000,000
 3.60% 10/5/98, LOC Bayerische Landesbank Girozentrale,
 CP mode  5,000,000  5,000,000
 3.55% 11/13/98, LOC Bayerische Landesbank
 Girozentrale, CP mode  4,100,000  4,100,000
New York State Gen. Oblig. Series V, CP:
 3.60% 10/8/98 (Liquidity Facility Westdeutsche
 Landesbank Girozentrale)  2,600,000  2,600,000
 3.60% 10/9/98 (Liquidity Facility Westdeutsche
 Landesbank Girozentrale)  9,500,000  9,500,000
 3.60% 10/13/98 (Liquidity Facility Westdeutsche
 Landesbank Girozentrale)  3,000,000  3,000,000
New York State Hsg. Fin. Agcy. Hsg. Rev., VRDN:
 (East 84th St. Proj.) Series 1995 A, 3.55%,
 LOC Fleet Bank, NA (b)  1,500,000  1,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
                                  PRINCIPAL     VALUE
                                  AMOUNT        (NOTE 1)
NEW YORK - CONTINUED
New York State Hsg. Fin. Agcy. Hsg. Rev., VRDN: - continued
 (240 East 39th St.) Series 1997 A, 3.45%,
 LOC Chase Manhattan Bank (b) $ 25,300,000 $ 25,300,000
 (250 West 50th St.) Series 1997 A,
 3.55% LOC Fleet Bank, NA (b)  10,000,000  10,000,000
 (Tribeca Park) Series 1997 A, 3.55%,
 LOC Bayerische Hypotheken und Wechsel Bank (b)  16,500,000
16,500,000
New York State Med. Care Facs. Fin. Agcy.
Participating VRDN, Series PT-145A, 3.78%
 (Liquidity Facility Merrill Lynch & Co.) (c) 3,700,000 3,700,000 New York State Mtg. Agcy. Homeowner Mtg. Rev.
Participating VRDN (c):
  Series FR/RI-24, 3.75%
  (Liquidity Facility Bank of New York, NA) (b) 3,000,000 3,000,000 Series PA-29, 3.80%
  (Liquidity Facility Merrill Lynch & Co.) (b) 6,000,000 6,000,000 Series PA-87, 3.80%
  (Liquidity Facility Merrill Lynch & Co.) (b) 2,580,000 2,580,000 Series PA-153, 3.80%
  (Liquidity Facility Merrill Lynch & Co.) (b) 2,640,000 2,640,000 Series PT-11, 3.80%
  (Liquidity Facility Commerzbank, Germany) (b) 1,380,000 1,380,000 Series PT-15A, 3.80%
  (Liquidity Facility Commerzbank, Germany) (b) 4,500,000 4,500,000 Series PT-15B, 3.80%
  (Liquidity Facility Commerzbank, Germany) (b) 2,620,000 2,620,000 Series PT-26, 3.80%
  (Liquidity Facility Merrill Lynch & Co.) (b) 1,930,000 1,930,000 Series PT-108, 3.80%
  (Liquidity Facility Banco Santander, SA) (b) 2,845,000 2,845,000 Series 1997 G, 3.72% (Liquidity Facility Caisse des
  Depots et Consignations) (b)  6,080,000  6,080,000
  Series 1997 J, 3.65%
  (Liquidity Facility First Union Bank) (b)  4,600,000  4,600,000
New York State Pwr. Auth., CP:
 Series 1:
  3.85% 9/9/98 (Liquidity Facility Landesbank
  Hessen-Thuringen, Morgan Guarantee Trust Co.) 3,200,000 3,200,000 3.75% 10/6/98 (Liquidity Facility Landesbank
  Hessen-Thuringen, Morgan Guarantee Trust Co.) 2,200,000 2,200,000 3.60% 10/16/98 (Liquidity Facility Landesbank
  Hessen-Thuringen, Morgan Guarantee Trust Co.) 4,300,000 4,300,000 MUNICIPAL SECURITIES (A) - CONTINUED
                                         PRINCIPAL      VALUE
                                         AMOUNT         (NOTE 1)
NEW YORK - CONTINUED
New York State Pwr. Auth., CP: - continued
 Series 1:
  3.65% 10/16/98 (Liquidity Facility Landesbank
  Hessen-Thuringen, Morgan Guarantee Trust Co.) $ 4,300,000 $
4,300,000
 Series 2, 3.60% 11/10/98
 (Liquidity Facility Morgan Guarantee Trust Co.,
  Commerz Bank)  4,300,000  4,300,000
New York State Thruway Auth. Bonds
(Highway & Bridge Trust Fund):
  Series A, 4.50% 4/1/99  5,665,000  5,696,782
  Series 1998 C, 4% 4/1/99  9,445,000  9,466,440
New York State Urban Dev. Corp.Participating VRDN,
Series BT-113, 3.65%
(Liquidity Facility Bankers Trust Co.) (c) 5,342,000 5,342,000 Oneida County Ind. Dev. Agcy. Ind. Dev. Rev. (Utica Corp.)
Series 1996, 3.60%, LOC Fleet Bank, NA, VRDN (b)  2,500,000  2,500,000
Oswego County Ind. Dev. Agcy. Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.) 3.55%, VRDN  5,200,000  5,200,000
Oswego County Ind. Dev. Rev. (Engraph, Inc. Proj.)
Series 1989, 3.60%, LOC SunTrust Bank, VRDN (b)  5,620,000  5,620,000
Oyster Bay Gen. Oblig. BAN 4% 2/25/99  4,850,000  4,862,258
Port Washington School Dist. TAN 4% 6/24/99  2,600,000  2,608,985
Riverhead Central School Dist. BAN Series 1997,
4.25% 12/4/98  3,455,000  3,459,212
Rochester Gen. Oblig.:
 BAN Series I, 4% 3/9/99  6,420,000  6,436,064
 Bonds 4% 10/1/98  2,490,000  2,490,511
Rockland County Ind. Dev. (INSL-X Prod. Corp. Proj.)
Series 1990, 3.55%, LOC Bank of New York, VRDN (b)  2,675,000
2,675,000
St. Lawrence County Ind. Dev. Agcy. Envir. Impt. Rev.
(Reynolds Metals Proj.) 3.50%,
LOC Royal Bank of Canada, VRDN  5,300,000  5,300,000
Saratoga County Ind. Dev. Agcy. (Spurlock Adhesives, Inc.)
Series 1997 A, 3.76%, LOC Key Bank, NA, VRDN  2,700,000  2,700,000
Schenectady Ind. Dev. Agcy. Rev.
(Super Steel Schenectady Proj.) 3.60%,
LOC Key Bank, NA, VRDN  1,900,000  1,900,000
Seneca County Ind. Dev. Agcy. Rev.
(New York Chiropractic College) Series 1997, 3.45%,
LOC Fleet Bank, NA, VRDN  3,100,000  3,100,000
Southampton School Dist. TAN 3.90% 6/25/99  4,325,000  4,336,248
Suffolk County Gen. Oblig. TAN Series II, 4.50% 9/10/98,
LOC Canadian Imperial Bank of Commerce 15,700,000 15,711,100 MUNICIPAL SECURITIES (A) - CONTINUED
                                        PRINCIPAL      VALUE
                                        AMOUNT         (NOTE 1)
NEW YORK - CONTINUED
Suffolk County Ind. Dev. Agcy. Rev.
(Maryhaven Center of Hope, Inc.) Series 1997 A, 3.61%,
LOC Key Bank, NA, VRDN $ 2,625,000 $ 2,625,000
  776,246,138
NEW YORK & NEW JERSEY - 6.8 %
New York & New Jersey Port Auth.:
 CP:
  Series A, 3.75% 9/15/98
  (Liquidity Facility Bank of Nova Scotia) (b) 1,000,000 1,000,000 Series B, 3.60% 11/12/98
  (Liquidity Facility Bank of Nova Scotia)  1,015,000  1,015,000
 (Equip. Notes):
  Series 1997-1D, 3.55% VRDN  4,500,000  4,500,000
  Series 1997-3B, 3.55% VRDN  8,300,000  8,300,000
  Series 1997-4B, 3.65% VRDN (b)  2,000,000  2,000,000
 Participating VRDN (c):
  Series FR/RI-16, 3.65%
  (Liquidity Facility Bank of New York) (b) 8,400,000 8,400,000 Series SG-117, 3.80%
  (Liquidity Facility Societe Generale, France) (b)  5,800,000
5,800,000
  Series 6:
   3.70% (Liquidity Facility Societe Generale, France) (b)  7,500,000
7,500,000
   3.80% (Liquidity Facility Societe Generale, France) (b)  5,300,000
5,300,000
 VRDN:
  Series 1991, 3.7365% (b) (d)  9,800,000  9,800,000
  3.75% (BPA Morgan Guaranty Trust Co.)  3,350,000  3,350,000
  56,965,000
TOTAL INVESTMENTS - 100%  $ 833,211,138
Total Cost for Income Tax Purposes  $ 833,211,138
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
                        ACQUISITION     ACQUISITION
SECURITY                DATE            COST
New York & New Jersey
Port Auth. Series 1991,
3.7365%, VRDN           6/18/91         $ 9,800,000
New York State Energy
Research & Dev. Auth.
Participating VRDN,
Series 943206, 3.67%
(Liquidity Facility
Citibank,NA)            6/11/98         $ 2,700,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $12,500,000 or 1.5% of net assets (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At January 31, 1998, the fund had a capital loss carryforward of approximately $141,000 of which $20, $20,930, $50,780, $28,210 and
$41,060 will expire on January 31, 2000, 2001, 2002, 2005 and 2006, respectively.
SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                    $ 833,211,138
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                          3,987,559

INTEREST RECEIVABLE                                                      5,314,874

 TOTAL ASSETS                                                            842,513,571

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                  $ 39,116

PAYABLE FOR INVESTMENTS PURCHASED                           12,002,367
REGULAR DELIVERY

 DELAYED DELIVERY                                           9,470,638

PAYABLE FOR FUND SHARES PURCHASED                           6,696,204

ACCRUED MANAGEMENT FEE                                      343,329

OTHER PAYABLES AND ACCRUED EXPENSES                         2,805

 TOTAL LIABILITIES                                                       28,554,459

NET ASSETS                                                              $ 813,959,112

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 814,102,806

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (143,694)

NET ASSETS, FOR 814,085,813 SHARES OUTSTANDING                          $ 813,959,112

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($813,959,112 (DIVIDED BY) 814,085,813 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 14,525,865

EXPENSES

MANAGEMENT FEE                                         $ 2,022,281

NON-INTERESTED TRUSTEES' COMPENSATION                   1,903

 TOTAL EXPENSES BEFORE REDUCTIONS                       2,024,184

 EXPENSE REDUCTIONS                                     (28,405)     1,995,779

NET INTEREST INCOME                                                  12,530,086

NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES                    (2,706)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 12,527,380

OTHER INFORMATION
EXPENSE REDUCTIONS

 CUSTODIAN CREDITS                                                  $ 6,100

 TRANSFER AGENT CREDITS                                              22,305

                                                                    $ 28,405


STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED   YEAR ENDED
                                                             JULY 31, 1998      JANUARY 31,
                                                             (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                   $ 12,530,086       $ 24,441,162
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                     (2,706)            (41,045)

 INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM ACCRETION    -                  (2,163)
OF MARKET DISCOUNT

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              12,527,380         24,397,954
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME        (12,530,086)       (24,441,162)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE      481,040,904        782,843,921
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME       12,412,775         24,030,268

 COST OF SHARES REDEEMED                                      (466,170,672)      (764,080,261)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              27,283,007         42,793,928
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                     27,280,301         42,750,720

NET ASSETS

 BEGINNING OF PERIOD                                          786,678,811        743,928,091

 END OF PERIOD                                               $ 813,959,112      $ 786,678,811



FINANCIAL HIGHLIGHTS
                      SIX MONTHS ENDED   YEARS ENDED JANUARY 31,
                         JULY 31, 1998

                           (UNAUDITED)     1998       1997        1996         1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .015         .032       .030       .034       .025       .020
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.015)       (.032)     (.030)     (.034)     (.025)     (.020)
 INCOME

NET ASSET VALUE,              $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B, C              1.55%        3.26%      3.07%      3.46%      2.56%      1.99%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                   $ 813,959    $ 786,679  $ 743,928  $ 676,475  $ 570,708  $ 462,124
END OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .50% A       .50%       .50%       .50%       .50%       .50%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .49%  A, D   .50%       .49% D     .50%       .50%       .50%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          3.10% A      3.21%      3.03%      3.41%      2.55%      1.97%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1998                   PAST 6  PAST 1  PAST 5  PAST 10
                                              MONTHS  YEAR    YEARS   YEARS

FIDELITY NY MUNICIPAL MONEY MARKET            1.49%   3.09%   15.13%  40.03%

NEW YORK TAX-FREE MONEY MARKET FUNDS AVERAGE  1.45%   3.00%   14.81%  39.69%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free money market funds average, which reflects the performance of 36 New York tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past year.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1998                        PAST 1  PAST 5  PAST 10
                                                   YEAR    YEARS   YEARS

FIDELITY NY MUNICIPAL MONEY MARKET                 3.09%   2.86%   3.42%

NEW YORK TAX-FREE MONEY MARKET FUNDS AVERAGE       3.00%   2.80%   3.41%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                              8/3/98  4/27/98  2/2/98  11/3/97  7/28/97



NEW YORK MUNICIPAL            2.99%   3.46%    2.99%   3.13%    3.12%
 MONEY MARKET



NEW YORK TAX-FREE MONEY       2.91%   3.34%    2.92%   3.04%    3.01%
 MARKET FUNDS AVERAGE



NEW YORK MUNICIPAL            5.27%   6.09%    5.27%   5.51%    5.49%
 MONEY MARKET TAX-EQUIVALENT


Row: 1, Col: 1, Value: 2.99
Row: 1, Col: 2, Value: 2.91
Row: 2, Col: 1, Value: 3.46
Row: 2, Col: 2, Value: 3.34
Row: 3, Col: 1, Value: 2.99
Row: 3, Col: 2, Value: 2.92
Row: 4, Col: 1, Value: 3.13
Row: 4, Col: 2, Value: 3.04
Row: 5, Col: 1, Value: 3.12
Row: 5, Col: 2, Value: 3.01
New York
Municipal
Money Market
New York Tax-Free
Money Market
Funds Average
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal, state and New York City income tax rate of 43.21%. A portion of the fund's income may be subject to the Federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. And there
is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Fidelity New York Municipal Money Market Fund
Q. DIANE, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX
MONTHS?
A. The backdrop for the period was provided by a unique combination of strong economic growth with an increasingly tight labor market amidst benign inflation. Overall, financial conditions have been very accommodating for growth, as evidenced by stock prices that rose during most of the past six months, low interest rates and easy credit. Positive consumer sentiment during the period was at an all-time high. Strong consumer spending and business investment resulted in preliminary estimates showing that real GDP - gross domestic product adjusted for inflation - grew at a rate of 3.5% in the first half of 1998. Employment was strong, with U.S. unemployment dropping to a 28-year low of 4.3% in April. Low unemployment generally leads to increased prices at the consumer level. However, labor cost pressures were contained because increased compensation was offset by productivity improvements. In addition, prices at the producer level declined, while prices at the consumer level rose only marginally.
Q. HOW DID THESE FACTORS AFFECT MONETARY POLICY?
A. At the beginning of the period, many market participants believed the Asian financial crisis would cause a significant slowdown in the U.S. economy. In fact, many observers began to expect the Federal Reserve Board to lower short-term rates in order to bolster economic growth. When first-quarter economic data failed to show evidence of a slowdown, however, fears of a rate increase were re-ignited. While the Asian crisis has dampened U.S. net exports, the slowdown hasn't been enough to offset the strength in domestic demand. As a result, the Fed has indicated that it is biased toward raising rates if signs of inflation emerge.
Q. WHAT WAS YOUR STRATEGY AS THIS SCENARIO UNFOLDED?
A. The fund's average maturity rolled down during the period and remained shorter than most of its competitors. Supply and demand factors helped dictate this strategy. There has been a tremendous amount of issuance of short-term variable-rate demand notes in the market, while fixed-rate, one-year notes haven't been as plentiful. To attract buyers, issuers of the variable-rate paper have had to offer yields that actually have been higher than those provided by longer-term, one-year notes. Because of this situation, I built up the fund's demand-note position to take advantage of those higher yields. This strategy fit in nicely with my interest-rate outlook, because keeping a shorter average maturity enabled me to keep the fund fairly nimble if the Fed had stepped in to raise rates in response to, or in anticipation of, signs of emerging inflation.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on July 31, 1998, was 3.01%, compared to 2.98% six months ago. The latest yield was the equivalent of a 5.30% taxable yield for New York investors in the 43.21% combined federal and state tax bracket. Through July 31, 1998, the fund's six-month total return was 1.49%, compared to 1.45% for the New York tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Continued weakening in net exports, record inventories built up in the first quarter and the General Motors strike led to a slowdown in the economy in the second quarter. These factors should be temporary, however, with growth picking up again in the second half of 1998. Employment continues to be strong, and these tight labor markets might spark inflationary pressures that could cause the Fed to raise interest rates. The Fed remains vigilant regarding inflation, watching two opposing factors closely. On the one hand, growth remains quite strong, a situation that could lead the Fed to raise rates. On the other hand, the Asian situation has had a bigger impact than expected, increasing the possibility of a Fed interest-rate cut. Because it is uncertain which factor will prevail, I intend to maintain a neutral stance with the fund's maturity.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income free
from federal income tax and
New York state and city income
taxes, by investing in short-term
municipal money market
securities of all types
FUND NUMBER: 092
TRADING SYMBOL: FNYXX
START DATE: July 6, 1984
SIZE: as of July 31, 1998,
more than $1.0 billion
MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           7/31/98           1/31/98           7/31/97

  0 - 30   76                69                74

 31 - 90   13                19                13

 91 - 180  3                 8                 6

181 - 397  8                 4                 7

WEIGHTED AVERAGE MATURITY
                              7/31/98  1/31/98  7/31/97

FIDELITY NEW YORK MUNICIPAL
 MONEY MARKET FUND            38 DAYS  37 DAYS  39 DAYS

NEW YORK TAX-FREE
 MONEY MARKET FUNDS AVERAGE*  47 DAYS  44 DAYS  49 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JULY 31, 1998 AS OF JANUARY 31, 1998
Row: 1, Col: 1, Value: 69.0
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 13.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 25.8
Row: 1, Col: 1, Value: 63.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 14.0
Row: 1, Col: 5, Value: 1.0
Variable rate demand
notes (VRDNs)       69%
Commercial paper
(including CP mode) 16%
Tender bonds         2%
Municipal notes     13%
Other                0%
Variable rate demand
notes (VRDNs)       63%
Commercial paper
(including CP mode) 20%
Tender bonds         2%
Municipal notes     14%
Other                1%

*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

INVESTMENTS JULY 31, 1998 (UNAUDITED)
Showing Percentage of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
                                          PRINCIPAL       VALUE
                                          AMOUNT          (NOTE 1)
NEW YORK - 94.7%
Albany County Arpt. Auth.
Participating VRDN, Series FR-7, 3.70%
(Liquidity Facility Bank of New York) (b)(c) $ 2,800,000 $ 2,800,000 Albany County Ind. Dev. Auth. Ind. Dev. Rev.
(Campus Plaza 7, Inc. Proj.) 3.60%,
LOC Marine Midland Bank, NA, VRDN (b)  785,000  785,000
Amherst Ind. Dev. Auth.(Maple Dev. Proj.) Series 1986, 3.60%,
LOC Marine Midland Bank, NA, VRDN (b)  900,000  900,000
Amsterdam Ind. Dev. Rev. (Longview Fiber Co.)
Series 1987, 3.45%, LOC ABN-AMRO Bank, VRDN  1,880,000  1,880,000
Babylon Ind. Dev. Agcy. Resource Recovery Rev.
(Ogden Martin Proj.) Series 1998, 3.35% (FSA Insured)
(Liquidity Facility Chase Manhattan Bank) VRDN 4,420,000 4,420,000 Babylon Ind. Dev. Rev. (Southern Container Corp.) 3.65%,
LOC Fleet Bank, NA, VRDN (b)  3,600,000  3,600,000
Buffalo Gen. Oblig. RAN 4.40% 8/5/98,
LOC Landesbank Hessen-Thurigen  10,000,000  10,000,620
Chautauqua County Ind. Dev. Auth.
(Bush Ind., Inc. Proj.) Series 84, 3.875%,
LOC Mellon Bank, VRDN  600,000  600,000
Chemung County Ind. Dev. Agcy. Ind. Dev. Rev.
(MMARS Second Prog.) (Trayer Products Inv.) Series A, 3.60%,
LOC Marine Midland Bank, NA, VRDN  1,000,000  1,000,000
Chemung County Ind. Dev. Auth. Rev.
(McWayne Inc. Proj.) Series 1992 A, 3.75%,
LOC AmSouth Bank, VRDN (b)  2,490,000  2,490,000
Columbia County Ind. Dev. Auth. Ind. Dev. Rev.
(Philip Morris Proj.) 3.55%, VRDN  1,800,000  1,800,000
East Greenbush Gen. Oblig. BAN 3.90% 6/24/99  3,700,000  3,707,981
Erie County Gen. Oblig. RAN Series B, 4.50% 10/29/98,
LOC United Bank of Switzerland  4,900,000  4,907,823
Erie County Ind. Dev. Auth., VRDN:
 (Canfibre of Lackawanna) Series 1997, 3.50%
 (Bayerische Landesbank Girozentrale
  Guaranteed) (b)  45,000,000  45,000,000
  (Nat'l. Wire Products) Series 1988 E, 3.60%,
 LOC Marine Midland Bank, NA (b)  280,000  280,000
 (Niagara Envelope Co. Proj.) 3.60%,
 LOC Bankers Trust Co. (b)  1,600,000  1,600,000
 (Uniland Dev./Buffalo Campus) Series 1986 D, 3.60%,
 LOC Marine Midland Bank, NA (b)  1,320,000  1,320,000
Hauppauge School Dist. TAN 3.90% 6/29/99  1,000,000  1,002,547
MUNICIPAL SECURITIES (A) - CONTINUED
                                       PRINCIPAL          VALUE
                                       AMOUNT             (NOTE 1)
NEW YORK - CONTINUED
Islip Ind. Dev. Agcy. Rev. (Interstate Litho Corp.)
Series 1996 A, 3.60%,
LOC Marine Midland Bank, NA, VRDN (b) $ 1,350,000 $ 1,350,000 Jefferson County Ind. Dev. Agcy. Ind. Dev. Rev.
(Fisher Gauge Facs.) Series 1996, 3.60%,
LOC Fleet Bank, NA, VRDN (b)  2,700,000  2,700,000
Long Island Pwr. Auth. Elec. Sys. Sub. Rev.:
 Bonds Series 3:
  3.75% 8/19/98,
  LOC Bayerische Landesbank Girozentrale, CP mode  5,700,000
5,700,000
  3.60% 10/21/98,
  LOC Bayerische Landesbank Girozentrale, CP mode  1,500,000
1,500,000
 Series 1, 3.55%,
 LOC Bayerische Landesbank Girozentrale, VRDN  5,700,000  5,700,000
 Series 2, 3.60%,
 LOC Bayerische Landesbank Girozentrale, VRDN 9,800,000 9,800,000 Long Island Pwr. Auth. Participating VRDN (c):
 Series PT-1043, 3.75%
 (Liquidity Facility Merrill Lynch & Co.)  5,700,000  5,700,000
 Series 983205, 3.67% (FSA Insured)
 (Liquidity Facility Citibank, NA)   7,370,000  7,370,000
Monroe County Arpt. Auth. Participating VRDN, Series PT-98,
3.80% (Liquidity Facility Merrill Lynch & Co.) (b)(c)  1,745,000
1,745,000
Monroe County Gen. Oblig. BAN 4% 7/23/99  8,700,000  8,732,759
Monroe County Ind. Dev.  Agcy. Rev., VRDN:
 (AJL Manufacturing) Series 1996 A, 3.60%,
 LOC Marine Midland Bank, NA (b)  1,900,000  1,900,000
 (Advent Tool & Mold) Series 1990 D, 3.60%,
 LOC Marine Midland Bank, NA (b)  700,000  700,000
 (Flower City Proj.) 3.76%,
 LOC Key Bank, NA (b)  4,200,000  4,200,000
 (Illbruck Office Prod., Inc.) Series 1997,
 3.55%, LOC Key Bank, NA (b)  3,540,000  3,540,000
Nassau County Gen. Oblig. BAN
Series 1998 B, 4% 8/17/98  23,346,000  23,350,008
Nassau County Ind. Dev. Auth.
(CR/PL, Inc. Proj.) Series 1985, 3.90%,
LOC First Nat'l. Bank of Chicago, VRDN  4,930,000  4,930,000
Nassau County Ind. Dev. Auth. Civic Facs. Rev.
(Winthrop Univ. Hosp.) Series 1998, 3.75%,
LOC Morgan Guaranty Trust Co., VRDN  2,000,000  2,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
                                     PRINCIPAL         VALUE
                                     AMOUNT            (NOTE 1)
NEW YORK - CONTINUED
New York City Gen. Oblig.:
 Bonds:
  Series H, 3.75% 8/1/98 $ 6,600,000 $ 6,600,000
  Series H-3:
   3.60% 10/8/98 (FSA Insured)
    (BPA State Street Bank & Trust Co.) CP mode 5,500,000 5,500,000 3.60% 10/21/98 (FSA Insured)
    (BPA State Street Bank & Trust Co.) CP mode 1,000,000 1,000,000 Series L, 4.75% 8/1/98 3,500,000 3,500,000
  Series 1994 H-2, 3.80% 8/13/98 (MBIA Insured)
  (BPA Banco De Santander, Puerto Rico) CP mode 2,000,000 2,000,000 Series 1994 H-5, 3.60% 10/5/98 (MBIA Insured)
  (BPA Landesbank Hessen-Thuringen) CP mode 6,700,000 6,700,000 Series 1994 H-6, 3.55% 9/23/98 (MBIA Insured)
  (BPA Rabobank Nederland Coop) CP mode  1,600,000  1,600,000
   Series 1995 B-9:
   3.50% 8/27/98,
    LOC Chase Manhattan Bank, CP mode  5,700,000  5,700,000
   3.60% 11/20/98,
    LOC Chase Manhattan Bank, CP mode  2,000,000  2,000,000
  Series 1996 J-3, 3.60% 9/16/98,
  LOC Morgan Guaranty Trust Co., CP mode 7,700,000 7,700,000 Participating VRDN (c):
  Series PT-1027, 3.75% (MBIA Insured)
  (Liquidity Facility Merrill Lynch & Co.) 5,700,000 5,700,000 Series PT-1042, 3.78% (MBIA Insured)
  (Liquidity Facility Merrill Lynch & Co.) 5,700,000 5,700,000 Series 1994 C-3, 3.67% (Liquidity Facility Citibank, NA)
17,000,000  17,000,000
 VRDN:
  Series B, 3.45% (FGIC Insured)
  (BPA FGIC Security Purchase, Inc.)  3,900,000  3,900,000
  Series 1993 B, 3.85% (FGIC Insured)
  (Liquidity Facility FGIC Security Purchase, Inc.)   1,000,000
1,000,000
  Series 1994 B-3, 3.85%,
  LOC Morgan Guaranty Trust Co.  1,900,000  1,900,000
  Series 1994 E-2, 3.70%,
  LOC Morgan Guaranty Trust Co.  1,400,000  1,400,000
  Series 1994 E-5, 3.70%,
  LOC Morgan Guaranty Trust Co.  1,700,000  1,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
                                      PRINCIPAL       VALUE
                                      AMOUNT          (NOTE 1)
NEW YORK - CONTINUED
New York City Health & Hosp. Corp.
Health Sys. Series 1997 A, 3.60%,
LOC Morgan Guaranty Trust Co., VRDN $ 12,000,000 $ 12,000,000
New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., VRDN:
 (Gerard Court Proj.) Series 1997 A, 3.45%,
 LOC Bayerische Hypotheken-und Wechsel Bank (b) 4,600,000 4,600,000 (Monterey Proj.) Series 1997 A, 3.35%
 (Fannie Mae Guaranteed)  10,300,000  10,300,000
 (West 43rd St. Dev.) Series 1996 B, 3.45%,
 LOC Fleet Bank, NA  25,300,000  25,300,000
  (100 Jane St. Dev. Proj.) Series 1995 A, 3.45%,
 LOC Fleet Bank, NA (b)  8,900,000  8,900,000
New York City Hsg. Dev. Multi-Family Mtg. Rev.
(400 West 59th St. Proj.) VRDN:
  3.45%, LOC Bayerische Hypotheken-und Wechsel (b)  29,800,000
29,800,000
  3.45%, LOC Bayerische Hypotheken-und Wechsel (b)  7,000,000
7,000,000
  3.55%, LOC Bayerische Hypotheken-und Wechsel (b)  14,900,000
14,900,000
New York City Ind. Dev. Agcy.:
 Participating VRDN (c):
  Series 1996 H, 3.72% (Liquidity Facility Caisse des
  Depots et Consignations) (b)  1,795,000  1,795,000
  Series 1997 E, 3.72% (Liquidity Facility Caisse des
  Depots et Consignations) (b)  5,200,000  5,200,000
  Series 1997 H, 3.72% (Liquidity Facility Caisse des
  Depots et Consignations) (b)  3,740,000  3,740,000
 (Korean Airlines Proj.) Series 1997 B,
 3.45% LOC Bankers Trust Co., VRDN (b)  5,000,000  5,000,000
New York City Metropolitan Trans. Auth.
Participating VRDN (c):
  Series 96C3201, 3.64%
  (Liquidity Facility Citibank, NA)   15,800,000  15,800,000
  Series 983203, 3.67%
  (Liquidity Facility Citibank, NA)  6,700,000  6,700,000
New York City Muni. Assistance Corp.:
  Participating VRDN, Series FR/RI-A11, 3.65%
 (Liquidity Facility Nat'l. Westminster Bank, PLC) (c)  5,700,000
5,700,000
 Series K-2, 3.35%,
 LOC Bayerische Landesbank Girozentrale, VRDN 4,300,000 4,300,000 New York City Muni. Wtr. Fin. Auth., CP:
 Series 1:
  3.60% 9/8/98,
   LOC Canadian Imperial Bank of Commerce  11,500,000  11,500,000
  3.60% 9/11/98,
   LOC Canadian Imperial Bank of Commerce 15,200,000 15,200,000 MUNICIPAL SECURITIES (A) - CONTINUED
                                          PRINCIPAL      VALUE
                                          AMOUNT         (NOTE 1)
NEW YORK - CONTINUED
New York City Muni. Wtr. Fin. Auth., CP: - continued
 Series 1:
  3.65% 9/11/98,
   LOC Canadian Imperial Bank of Commerce $ 5,700,000 $ 5,700,000 Series 3, 3.60% 11/5/98, LOC Bank of Nova Scotia 3,000,000
3,000,000
 Series 4, 3.60% 11/5/98,
 LOC Credit Suisse First Boston  6,500,000  6,500,000
 Series 5A, 3.60% 10/13/98,
 LOC Bayerische Landesbank Girozentrale  10,700,000  10,700,000
 Series 5B, 3.60% 11/20/98,
 LOC Bayerische Landesbank Girozentrale  4,300,000  4,300,000
New York City Muni. Wtr. & Swr. Rev.
Participating VRDN (c):
  Series SGB-25, 3.70%
  (Liquidity Facility Societe Generale)  13,600,000  13,600,000
  Series SGB-26, 3.70%
  (Liquidity Facility Societe Generale) (b)  8,700,000  8,700,000
New York City Trust for Cultural Resources
(The Jewish Museum) 3.90%,
LOC Sumitomo Bank, Ltd., VRDN  200,000  200,000
New York City Wtr. & Swr. Participating VRDN,
Series 953203, 3.62%
(Liquidity Facility Citibank, NA)  5,100,000  5,100,000
New York State Dorm. Auth.:
 Bonds:
  (Long Island Jewish Med. Ctr.)
  4.25% 7/1/99 (MBIA Insured)  4,690,000  4,711,095
   (Sloan-Kettering Cancer Center):
   Series 1989 A, 3.75% 9/8/98,
    LOC Chase Manhattan Bank, CP mode  1,500,000  1,500,000
   Series 1989 B, 3.75% 9/8/98,
    LOC Chase Manhattan Bank, CP mode  4,300,000  4,300,000
   Series 1989-C:
     3.70% 9/9/98,
      LOC Chase Manhattan Bank, CP mode  6,025,000  6,025,000
     3.25% 8/7/98,
      LOC Chase Manhattan Bank, CP mode  2,250,000  2,250,000
   Series 1989-D, 3.25% 8/7/98,
    LOC Chase Manhattan Bank, CP mode  4,395,000  4,395,000
 Participating VRDN (c):
  Series PA-341, 3.78% (MBIA Insured)
  (Liquidity Facility Merrill Lynch & Co.)  2,820,000  2,820,000
  Series 97C3202, 3.62% (Liquidity Facility Citibank)   3,400,000
3,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
                                        PRINCIPAL      VALUE
                                        AMOUNT         (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth.: - continued
 (Columbia Univ.) Series 1997, 3.60% 9/9/98, CP $ 1,555,000 $
1,555,000
New York State Energy Research  & Dev. Auth.
Participating VRDN (c):
  Series FR/RI-9, 3.60% (MBIA Insured)
  (Liquidity Facility Bank of New York, NA) 10,900,000 10,900,000 Series 943202, 3.67% (MBIA Insured)
  (Liquidity Facility Citibank, NA)  15,400,000  15,400,000
  Series 943206, 3.67% (Liquidity Facility Citibank, NA)  7,950,000
7,950,000
  Series 96C3202, 3.64% (Liquidity Facility Citibank, NA)  8,700,000
8,700,000
 (Long Island Lighting Co.) VRDN:
  Series 1993, 3.45%, LOC Toronto Dominion Bank (b)  11,800,000
11,800,000
  Series 1993 A, 3.45%, LOC Toronto Dominion Bank (b)  6,200,000
6,200,000
  Series 1994 A, 3.45%,
  LOC United Bank of Switzerland (b)  14,800,000  14,800,000
  Series 1995 A, 3.45%,
  LOC United Bank of Switzerland (b)  10,800,000  10,800,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
 Bonds:
  (Elec. & Gas Corp. Proj.) Series 1985 A,
  3.58% tender 3/15/99, LOC Morgan Guarantee
    Trust Co.  11,300,000  11,300,000
  Series 1985 B, 3.58% tender 3/1/94,
  LOC Deutsche Bank  15,000,000  15,000,000
 (Central Hudson Gas & Elec.) Series 1985 B, 3.40%,
 LOC Deutsche Bank, VRDN  5,000,000  5,000,000
 (Hudson Gas & Elec. Corp. Proj.)Series 1985 A, 3.50%,
 LOC Morgan Guaranty Trust Co., VRDN  6,500,000  6,500,000
 (Niagara Mohawk Proj.) Series 1986 A, 3.75%,
 LOC Toronto Dominion Bank, VRDN (b)  6,300,000  6,300,000
New York State Envir. Facs. Corp. Solid Waste Rev.
Rfdg. Bonds (General Elec. Co. Proj.) Series 1987 A,
3.60% 9/11/98, CP mode  1,000,000  1,000,000
New York State Gen. Oblig.:
 (Environmental Quality) Series 1986, 3.55% 11/13/98,
 LOC Bayerische Landesbank, Landesbank Hessen,
  CP mode  5,600,000  5,600,000
 Series V, CP:
  3.80% 8/10/98 (Liquidity Facility Westdeutsche
  Landesbank Girozentrale)  5,700,000  5,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
                                  PRINCIPAL       VALUE
                                  AMOUNT          (NOTE 1)
NEW YORK - CONTINUED
New York State Gen. Oblig.: - continued
 Series V, CP:
  3.60% 10/8/98 (Liquidity Facility Westdeutsche
  Landesbank Girozentrale) $ 13,000,000 $ 13,000,000
New York State Hsg. Dev. Corp. Mtg.
Rev. (York Avenue Proj.) Series 1994 A, 3.50%,
LOC Marine Midland Bank, NA, VRDN (b)  15,650,000  15,650,000
New York State Hsg. Fin. Agcy. Hsg. Rev., VRDN:
 (East 84th St. Proj.) Series 1995 A, 3.55%,
 LOC Fleet Bank, NA (b)  4,700,000  4,700,000
 (Liberty View) Series 1997 A, 3.45%
 (Fannie Mae Guaranteed)  14,000,000  14,000,000
 (Normandie Court I) Series 1991 A, 3.45%,
 LOC Landesbank Hessen-Thuringen  3,000,000  3,000,000
 (Tribeca Park) Series 1997 A, 3.55%
 LOC Bayerische Hypotheken-und Wechsel Bank 3,300,000 3,300,000 (Union Square South) Series 1996 A, 3.55%,
 LOC Bayerische Hypotheken-und Wechsel) (b) 19,700,000 19,700,000 (240 East 39th St.) Series 1997 A, 3.45%,
 LOC Chase Manhattan Bank, NA (b)  42,500,000  42,500,000
 (250 West 50th St. Proj.) Series 1997 A, 3.55%,
 LOC Fleet Bank, NA (b)  17,000,000  17,000,000
New York State Med. Care Facs. Fin. Agcy.
Participating VRDN, Series PA-89, 3.78%
(Liquidity Facility Merrill Lynch & Co.) (c)  4,825,000  4,825,000
New York State Mtg. Agcy. Homeowner Mtg. Rev.
Participating VRDN (c):
  Series PA-87, 3.80%
  (Liquidity Facility Merrill Lynch & Co.) (b) 2,980,000 2,980,000 Series PA-153, 3.80%
  (Liquidity Facility Merrill Lynch & Co.) (b) 2,000,000 2,000,000 Series PT-11, 3.80%
  (Liquidity Facility Commerzbank, Germany)   6,515,000  6,515,000
  Series PT-15 A, 3.80%
  (Liquidity Facility Commerzbank, Germany) (b) 6,880,000 6,880,000 Series PT 15-B, 3.80%
  (Liquidity Facility Commerzbank, Germany) (b) 3,860,000 3,860,000 Series PT-26, 3.80%
  (Liquidity Facility Merrill Lynch & Co.) (b) 6,080,000 6,080,000 Series PT-108, 3.80%
  (Liquidity Facility Banco Santander, SA) (b) 3,500,000 3,500,000 Series 1997, 3.75% (Liquidity Facility
  Bank of New York, NA) (b)  3,400,000  3,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
                                             PRINCIPAL       VALUE
                                             AMOUNT          (NOTE 1)
NEW YORK - CONTINUED
New York State Mtg. Agcy. Homeowner Mtg. Rev.
Participating VRDN (c): - continued
  Series 1997 G, 3.72% (Liquidity Facility Caisse
  des Depots et Consignations) (b) $ 7,085,000 $ 7,085,000
  Series 1997 J, 3.65%
  (Liquidity Facility First Union Bank) (b)  5,400,000  5,400,000
New York State Pwr. Auth., CP:
 Series 1:
  3.80% 8/25/98 (Liquidity Facility Landesbank
  Hessen-Thuringen, Morgan Guarantee Trust Co.)   1,150,000  1,150,000
  3.75% 10/6/98 (Liquidity Facility Landesbank
  Hessen-Thuringen, Morgan Guarantee Trust Co.)   2,800,000  2,800,000
  3.60% 10/16/98 (Liquidity Facility Landesbank
  Hessen-Thuringen, Morgan Guarantee Trust Co.)   5,700,000  5,700,000
  3.65% 10/16/98 (Liquidity Facility Landesbank
  Hessen-Thuringen, Morgan Guarantee Trust Co.)   5,700,000  5,700,000
  3.60% 11/10/98 (Liquidity Facility Landesbank
  Hessen-Thuringen, Morgan Guarantee Trust Co.)   5,000,000  5,000,000
 Series 2, 3.60% 11/10/98
 (Liquidity Facility Morgan Guarantee Trust Co.,
  Commerz Bank & Trust)  5,700,000  5,700,000
New York State Thruway Auth. Bonds
(Highway & Bridge Trust Fund):
  Series A, 4.50% 4/1/99  7,200,000  7,240,393
  Series 1998 C, 4% 4/1/99 (d)  12,800,000  12,829,056
New York State Urban Dev. Corp. Participating VRDN (c):
 Series BTP-113, 3.65%
 (Liquidity Facility Bankers Trust Co.)   14,854,000  14,854,000
 Series FR/RI-26, 3.60%
 (Liquidity Facility Bank of New York)  8,975,000  8,975,000
Oneida County Ind. Dev. Agcy. Ind. Dev. Rev. (Utica Corp.)
Series 1996, 3.60%, LOC Fleet Bank, NA, VRDN (b)  2,800,000  2,800,000
Oswego County Ind. Dev. Agcy. Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.) 3.55%, VRDN  9,500,000  9,500,000
Oyster Bay Gen. Oblig. BAN 4% 2/25/99  6,150,000  6,165,543
Port Washington School Dist. TAN 4% 6/24/99  3,400,000  3,411,750
Riverhead Central School Dist. BAN
Series 1997, 4.25% 12/4/98  4,300,000  4,305,242
Rochester Gen. Oblig.:
 BAN Series I, 4% 3/9/99  9,600,000  9,624,021
 Bonds 4% 10/1/98  2,900,000  2,900,595
MUNICIPAL SECURITIES (A) - CONTINUED
                                        PRINCIPAL     VALUE
                                        AMOUNT        (NOTE 1)
NEW YORK - CONTINUED
St. Lawrence County Ind. Dev. Agcy. Envir. Impt. Rev.
(Reynolds Metals Proj.) 3.50%,
LOC Royal Bank of Canada, VRDN $ 6,400,000 $ 6,400,000
Saratoga County Ind. Dev. Agcy. (Spurlock Adhesives, Inc.)
Series 1997 A, 3.76%, LOC Key Bank, NA, VRDN  3,150,000  3,150,000
Schenectady Ind. Dev. Agcy. Rev.
(Super Steel Schenectady Proj.)
3.60%, LOC Key Bank, NA, VRDN  2,100,000  2,100,000
Seneca County Ind. Dev. Agcy. Rev.
(New York Chiropractic College) Series 1997, 3.45%,
LOC Fleet Bank, NA, VRDN  3,900,000  3,900,000
Southampton School Dist. TAN 3.90% 6/25/99  5,800,000  5,815,084
Suffolk County Gen. Oblig. TAN Series II, 4.50% 9/10/98,
LOC Canadian Imperial Bank of Commerce  21,380,000  21,395,942
Suffolk County Ind. Dev. Agcy. Rev.
Series 1997 A, 3.61% Maryhaven Center of Hope Inc.,
LOC Key Bank, NA, VRDN  2,980,000  2,980,000
Suffolk County Ind. Dev. Agcy. Ind. Dev. Rev.
(Nissequogue Cogen Partner Facs.) 3.50%,
LOC Toronto-Dominion Bank, VRDN (b)  14,500,000  14,500,000
Triborough Bridge & Tunnel Auth. Spl. Oblig.
Series 1994, 3.35% (FGIC Insured)
(BPA FGIC-Special Purchase, Inc.) VRDN  2,600,000  2,600,000
Wyoming County Ind. Dev. Auth. Ind. Dev. Rev.
(American Precision) Series 1988 A, 3.60%,
LOC Marine Midland Bank, NA, VRDN (b)  520,000  520,000
  1,036,444,459
NEW YORK & NEW JERSEY - 5.3 %
New York & New Jersey Port Auth.:
 Participating VRDN (c):
  Series FR/RI-16, 3.65%
  (Liquidity Facility Bank of New York, NA) (b) 9,800,000 9,800,000 Series SG-117, 3.80%
  (Liquidity Facility Societe Generale, France) (b)  8,755,000
8,755,000
  Series 6:
   3.70% (Liquidity Facility Societe Generale, France)  9,100,000
9,100,000
   3.80% (Liquidity Facility Societe Generale, France) (b)  6,200,000
6,200,000
 (Equip. Notes) VRDN:
  Series 1997 1-C, 3.55%  3,800,000  3,800,000
  Series 1997 2, 3.65% (b)  1,600,000  1,600,000
  Series 1997 3-A, 3.55%  10,200,000  10,200,000
 Series A, 3.60% 10/13/98
 (Liquidity Facility Bank of Nova Scotia) CP (b) 2,200,000 2,200,000 MUNICIPAL SECURITIES (A) - CONTINUED
                                          PRINCIPAL       VALUE
                                          AMOUNT          (NOTE 1)
NEW YORK & NEW JERSEY - CONTINUED
New York & New Jersey Port Auth.: - continued
 Series FR-RI-3, 3.65% VRDN (b) $ 2,300,000 $ 2,300,000
  3.65% (Liquidity Facility Bank of New York)  3,660,000  3,660,000
  57,615,000
TOTAL INVESTMENTS - 100%  $ 1,094,059,459
Total Cost for Income Tax Purposes  $ 1,094,059,459
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At January 31, 1998, the fund had a capital loss carryforward of approximately $124,000 of which $38,000, $3,000, $33,000, and $50,000 will expire on January 31, 2001, 2004, 2005 and 2006, respectively. FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                     $ 1,094,059,459
SEE ACCOMPANYING SCHEDULE

CASH                                                                      56,261

RECEIVABLE FOR FUND SHARES SOLD                                           20,927,638

INTEREST RECEIVABLE                                                       7,002,281

 TOTAL ASSETS                                                             1,122,045,639

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                          $ 12,002,367
REGULAR DELIVERY

 DELAYED DELIVERY                                           12,834,745

PAYABLE FOR FUND SHARES PURCHASED                           10,723,336

DISTRIBUTIONS PAYABLE                                       105,573

ACCRUED MANAGEMENT FEE                                      347,471

OTHER PAYABLES AND ACCRUED EXPENSES                         189,007

 TOTAL LIABILITIES                                                        36,202,499

NET ASSETS                                                               $ 1,085,843,140

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 1,085,973,347

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                       (130,207)

NET ASSETS, FOR 1,085,808,056 SHARES OUTSTANDING                         $ 1,085,843,140

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $1.00
SHARE ($1,085,843,140 (DIVIDED BY) 1,085,808,056 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JULY 31, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 19,210,543

EXPENSES

MANAGEMENT FEE                                         $ 2,086,614

TRANSFER AGENT FEES                                     879,859

ACCOUNTING FEES AND EXPENSES                            75,598

NON-INTERESTED TRUSTEES' COMPENSATION                   2,403

CUSTODIAN FEES AND EXPENSES                             31,823

REGISTRATION FEES                                       24,269

AUDIT                                                   29,446

LEGAL                                                   10,777

 TOTAL EXPENSES BEFORE REDUCTIONS                       3,140,789

 EXPENSE REDUCTIONS                                     (21,973)     3,118,816

NET INTEREST INCOME                                                  16,091,727

NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES                    (3,444)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 16,088,283

OTHER INFORMATION
EXPENSE REDUCTIONS

 CUSTODIAN CREDITS                                                  $ 9,344

 TRANSFER AGENT CREDITS                                              12,629

                                                                    $ 21,973


STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED   YEAR ENDED
                                                             JULY 31, 1998      JANUARY 31,
                                                             (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                   $ 16,091,727       $ 28,576,683
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                     (3,444)            (52,805)

 INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM ACCRETION    -                  (2,400)
OF MARKET DISCOUNT

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              16,088,283         28,521,478
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME        (16,091,727)       (28,576,683)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE      1,696,708,446      2,792,087,742
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME       15,658,638         27,750,434

 COST OF SHARES REDEEMED                                      (1,709,162,674)    (2,617,216,206)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM         3,204,410          202,621,970
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                     3,200,966          202,566,765

NET ASSETS

 BEGINNING OF PERIOD                                          1,082,642,174      880,075,409

 END OF PERIOD                                               $ 1,085,843,140    $ 1,082,642,174



FINANCIAL HIGHLIGHTS
                     SIX MONTHS ENDED   YEARS ENDED JANUARY 31,
                         JULY 31,1998

                          (UNAUDITED)      1998         1997      1996         1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000      $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000
BEGINNING OF
PERIOD

INCOME FROM                    .015         .031         .029       .033       .024       .018
INVESTMENT
OPERATIONS
NET INTEREST
 INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.015)       (.031)       (.029)     (.033)     (.024)     (.018)
 INCOME

NET ASSET VALUE,              $ 1.000      $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000
END OF PERIOD

TOTAL RETURN B                 1.49%        3.13%        2.94%      3.32%      2.44%      1.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 1,085,843  $ 1,082,642  $ 880,075  $ 822,866  $ 737,282  $ 608,444
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES              .58% A       .61%         .61%       .62%       .60%       .62%
TO AVERAGE NET
ASSETS

RATIO OF NET                   2.99% A      3.10%        2.89%      3.26%      2.42%      1.83%
INTEREST INCOME
TO AVERAGE NET
ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan New York Municipal Income Fund (the income fund) is a fund of Fidelity New York Municipal Trust. Spartan New York Municipal Money Market Funds and Fidelity New York Municipal Money Market Fund (the money market funds) are funds of Fidelity New York Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Effective March 24, 1998, Fidelity New York Municipal Income Fund changed its name to Spartan New York Municipal Income Fund. The following summarizes the significant accounting policies of the money market funds and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $223,617,878 and $174,619,918, respectively. The market value of futures contracts opened and closed during the period amounted to $127,286,545 and $146,267,699, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the investment adviser for Spartan New York Municipal Income Fund and Fidelity New York Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee s were equivalent to annualized rates of .39% of average net assets for Spartan New York Municipal Income Fund and Fidelity New York Municipal Money Market Fund.
As Spartan New York Municipal Money Market Fund's investment advisor, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annualized rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to Spartan New York Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $4,674 for the period. SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SUB-ADVISER FEE - CONTINUED
wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Spartan New York Municipal Income Fund and Fidelity New York Municipal Money Market Fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annualized rate of .10% and .16% of average net assets for Spartan New York Municipal Income Fund and Fidelity New York Municipal Money Market Fund, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .53% of average net assets.
In addition, Spartan New York Municipal Income Fund, Fidelity New York Municipal Money Market Fund and FMR (on behalf of Spartan New York Municipal Money Market Fund) have entered into arrangements with its custodians and transfer agents whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. SHARE TRANSACTIONS.
Share transactions for the income fund were as follows:

                                SHARES        DOLLARS         SHARES        DOLLARS

                                SIX MONTHS    SIX MONTHS      YEAR          YEAR
                                ENDED         ENDED           ENDED         ENDED
                                JANUARY 31,   JANUARY 31,     JANUARY 31,   JANUARY 31,

                                1998          1998            1998          1998

SHARES SOLD                      7,415,342    $ 94,884,807     9,891,184    $ 124,707,337

ISSUED IN EXCHANGE FOR THE       -             -               24,405,423    315,806,182
NET ASSETS OF SPARTAN
NEW YORK MUNICIPAL
INCOME FUND

ISSUED IN EXCHANGE FOR THE       -             -               4,167,207     54,257,038
NET ASSETS OF SPARTAN NEW
YORK INTERMEDIATE
MUNICIPAL INCOME FUND

ISSUED IN EXCHANGE FOR THE       -             -               23,431,479    303,437,659
NET ASSETS OF FIDELITY
NEW YORK INSURED
MUNICIPAL INCOME FUND

REINVESTMENT OF DISTRIBUTIONS    1,853,614     23,690,564      1,508,191     19,001,163

SHARES REDEEMED                  (8,736,550)   (111,832,636)   (8,405,380)   (105,564,962)

NET INCREASE (DECREASE)          532,406      $ 6,742,735      54,998,104   $ 711,644,417


7. MERGER INFORMATION.
On January 8, January 15, and January 22, 1998, Fidelity New York Municipal Income Fund (the fund) acquired all of the assets and assumed all of the liabilities of Spartan New York Municipal Income Fund, Spartan New York Intermediate Municipal Income Fund and Fidelity New York Insured Municipal Income Fund (target funds), respectively. Each acquisition was approved by the shareholders of the target funds on December 17, 1997. Based on the opinion of fund counsel, the reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized to the funds to their shareholders.
The fund's acquisition of Spartan New York Municipal Income Fund was accomplished by an exchange of 24,405,423 shares of the fund for 28,222,179 shares then outstanding of Spartan New York Municipal Income fund (each valued at $11.19). Spartan New York Municipal Income Fund's net assets, including $23,652,998 of unrealized appreciation were combined with the fund for total net assets after the acquisition of $769,705,267.
The fund's acquisition of Spartan New York Intermediate Municipal Income Fund was accomplished by an exchange of 4,167,207 shares of the fund for 5,277,922 shares then outstanding of Spartan New York Intermediate Municipal Income Fund (each valued at $10.28). Spartan New York Intermediate Municipal Income
7. MERGER INFORMATION -
CONTINUED
Fund's net assets, including $3,126,064 of unrealized appreciation were combined with the fund for total net assets after the acquisition of $830,969,959.
The fund's acquisition of Fidelity New York Insured Municipal Income Fund was accomplished by an exchange of 23,431,479 shares of the fund for 24,974,293 shares then outstanding of Fidelity New York Insured Municipal Income Fund (each valued at $12.15). Fidelity New York Insured Municipal Income Fund's net assets, including $21,188,713 of unrealized appreciation were combined with the fund for total net assets after the acquisition of $1,130,460,046.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUNDS
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Norman Lind, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President -
MONEY MARKET FUNDS
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant
Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
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